UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2020

Item 1.

Reports to Stockholders

Fidelity Advisor® Limited Term Bond Fund

Annual Report

August 31, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
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Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2020	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 2.75% sales charge)	1.69%	2.15%	2.24%
Class M (incl. 2.75% sales charge)	1.60%	2.14%	2.24%
Class C (incl. contingent deferred sales charge)	2.66%	1.93%	1.74%
Fidelity® Limited Term Bond Fund	4.87%	3.03%	2.82%
Class I	4.82%	2.98%	2.79%
Class Z	4.97%	3.03%	2.81%

 Prior to October 30, 2013, the fund was named Fidelity Advisor® Intermediate Bond Fund, and the fund operated under certain different investment policies and compared its performance to a different index. The fund's historical performance may not represent its current investment policies.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Limited Term Bond Fund - Class A on August 31, 2010, and the current 2.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. 1-5 Year Government/Credit Bond Index performed over the same period.

See previous page for additional information regarding the performance of Class A.

Period Ending Values
$12,482	Fidelity Advisor® Limited Term Bond Fund - Class A
$12,349	Bloomberg Barclays U.S. 1-5 Year Government/Credit Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds rose strongly for the 12 months ending August 31, 2020, led by corporate bonds early and late in the period, and by U.S. Treasuries in March, as investors sought safer havens amid the market shock of the coronavirus pandemic. The Bloomberg Barclays U.S. Aggregate Bond Index gained 6.47% for the year. Corporate bonds advanced through January 2020, as spreads remained narrow and market yields held roughly steady. Yields then plunged in February and spreads widened due to robust investor demand for relatively safer assets – especially U.S. Treasury bonds – as the outbreak and spread of the coronavirus threatened global economic growth and corporate earnings, leading to pockets of market illiquidity in March. Aggressive intervention by the U.S. Federal Reserve boosted liquidity and led to a broad rally for fixed-income assets from April through July. Yields then rose and spreads widened in August, amid strong issuance of new corporate bonds. Within the Bloomberg Barclays index, corporate bonds gained 7.50% for the period, topping the 6.98% advance of U.S. Treasuries. Conversely, agency mortgage-backed securities (+4.54%) lagged the broader market, as did other securitized sectors. Outside the index, U.S. corporate high-yield bonds gained 3.62%, while Treasury Inflation-Protected Securities (TIPS) rose 8.99%.

Comments from Co-Portfolio Manager Rob Galusza:  For the fiscal year ending August 31, 2020, the fund's share classes (excluding sales charges, if applicable) posted returns of roughly 4% to 5%, net of fees, compared with the 5.03% gain of the Fidelity Limited Term Composite Index℠. Sector allocations aided the fund’s relative result, including our decision to overweight corporate bonds, underweight U.S. Treasury securities and hold a non-index stake in Treasury futures. Among corporates, overweighting the bonds of energy firms and consumer cyclical companies while underweighting bonds in many other industrial segments helped on a relative basis, as did picks among the bonds of energy firms and financial institutions. The decision to not own the bonds of foreign-government entities contributed versus the index as well. Lastly, non-index stakes in commercial mortgage-backed securities, mortgage-backed securities, and asset-backed securities made a relative contribution. Conversely, a small stake in firms tied to aviation, which faced pressure as flight volumes ebbed due to the spread of COVID-19, stood out to the downside. In addition, our positioning along the yield curve held back the fund’s relative return.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:   On October 1, 2020, Julian Potenza assumed co-management responsibilities for the fund, succeeding David Prothro.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of August 31, 2020
U.S. Government and U.S. Government Agency Obligations	14.9%
AAA	14.0%
AA	4.9%
A	22.2%
BBB	32.2%
BB and Below	4.9%
Not Rated	1.0%
Short-Term Investments and Net Other Assets	5.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of August 31, 2020*
Corporate Bonds	61.0%
U.S. Government and U.S. Government Agency Obligations	14.9%
Asset-Backed Securities	6.4%
CMOs and Other Mortgage Related Securities	9.3%
Municipal Bonds	0.4%
Other Investments	2.1%
Short-Term Investments and Net Other Assets (Liabilities)	5.9%

 * Foreign investments - 13.7%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments August 31, 2020

Showing Percentage of Net Assets

Nonconvertible Bonds - 60.6%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.5%
AT&T, Inc. 1.65% 2/1/28	$7,588,000	$7,690,495
Verizon Communications, Inc.:
2.946% 3/15/22	3,961,000	4,116,492
3% 3/22/27	626,000	698,819
5.15% 9/15/23	5,498,000	6,246,022
		18,751,828
Media - 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.464% 7/23/22	16,000,000	17,049,441
Comcast Corp.:
3.7% 4/15/24	4,500,000	4,996,298
3.95% 10/15/25	2,610,000	3,008,930
Discovery Communications LLC:
2.95% 3/20/23	7,000,000	7,403,294
3.625% 5/15/30	1,664,000	1,841,363
Time Warner Cable, Inc. 4.125% 2/15/21	6,164,000	6,207,996
		40,507,322
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.9064% 3/22/22 (a)(b)	7,115,000	7,162,293
T-Mobile U.S.A., Inc. 3.5% 4/15/25 (c)	6,000,000	6,628,800
		13,791,093

TOTAL COMMUNICATION SERVICES		73,050,243

CONSUMER DISCRETIONARY - 3.1%
Automobiles - 1.9%
American Honda Finance Corp. 2.65% 2/12/21	5,000,000	5,051,413
BMW U.S. Capital LLC:
2.7% 4/6/22 (c)	5,799,000	5,988,804
3.45% 4/12/23 (c)	7,000,000	7,478,291
Daimler Finance North America LLC:
2.3% 2/12/21 (c)	5,500,000	5,540,502
2.85% 1/6/22 (c)	3,175,000	3,263,913
General Motors Financial Co., Inc.:
1.7% 8/18/23	10,000,000	10,059,237
3.25% 1/5/23	5,000,000	5,188,550
3.55% 4/9/21	3,143,000	3,196,011
4.15% 6/19/23	5,231,000	5,580,066
4.2% 3/1/21	3,000,000	3,040,503
5.2% 3/20/23	2,909,000	3,173,097
Volkswagen Group of America Finance LLC:
2.5% 9/24/21 (c)	5,970,000	6,091,365
4% 11/12/21 (c)	7,000,000	7,282,373
		70,934,125
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	4,228,000	4,280,619
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.625% 1/15/22	3,229,000	3,331,916
3.3% 7/1/25	1,040,000	1,162,492
Starbucks Corp.:
1.3% 5/7/22	1,421,000	1,443,320
3.8% 8/15/25	2,340,000	2,663,355
		8,601,083
Household Durables - 0.3%
D.R. Horton, Inc. 2.55% 12/1/20	3,743,000	3,762,589
Lennar Corp. 2.95% 11/29/20	5,800,000	5,800,000
		9,562,589
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. 0.8% 6/3/25	3,438,000	3,483,336
Leisure Products - 0.1%
Hasbro, Inc. 2.6% 11/19/22	2,334,000	2,410,492
Multiline Retail - 0.2%
Dollar Tree, Inc. 4% 5/15/25	6,000,000	6,800,311
Target Corp. 2.25% 4/15/25	784,000	840,327
		7,640,638
Specialty Retail - 0.2%
AutoZone, Inc.:
3.125% 7/15/23	3,247,000	3,468,558
3.625% 4/15/25	545,000	611,200
TJX Companies, Inc. 3.5% 4/15/25	1,742,000	1,944,252
		6,024,010
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. 2.4% 3/27/25	333,000	358,725

TOTAL CONSUMER DISCRETIONARY		113,295,617

CONSUMER STAPLES - 4.1%
Beverages - 1.0%
Anheuser-Busch InBev Worldwide, Inc. 4.15% 1/23/25	4,276,000	4,864,996
Constellation Brands, Inc. 3 month U.S. LIBOR + 0.700% 0.9801% 11/15/21 (a)(b)	5,630,000	5,630,325
Molson Coors Beverage Co.:
3% 7/15/26	10,575,000	11,298,482
3.5% 5/1/22	4,098,000	4,284,082
PepsiCo, Inc. 2.25% 3/19/25	4,048,000	4,347,048
The Coca-Cola Co. 2.95% 3/25/25	3,333,000	3,686,998
		34,111,931
Food & Staples Retailing - 0.2%
Costco Wholesale Corp. 1.375% 6/20/27	2,448,000	2,499,245
Kroger Co. 3.3% 1/15/21	5,000,000	5,042,613
		7,541,858
Food Products - 0.5%
Conagra Brands, Inc. 3.8% 10/22/21	6,050,000	6,275,856
Mondelez International, Inc.:
0.625% 7/1/22	10,000,000	10,045,565
2.125% 4/13/23	2,817,000	2,928,926
		19,250,347
Tobacco - 2.4%
Altria Group, Inc.:
2.35% 5/6/25	1,003,000	1,066,838
2.85% 8/9/22	5,000,000	5,219,320
3.49% 2/14/22	1,879,000	1,959,975
3.8% 2/14/24	2,268,000	2,487,270
BAT Capital Corp.:
2.764% 8/15/22	10,000,000	10,399,400
3.222% 8/15/24	7,000,000	7,548,973
BAT International Finance PLC:
3.5% 6/15/22 (c)	8,000,000	8,403,085
3.95% 6/15/25 (c)	5,000,000	5,593,857
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (c)	8,250,000	8,714,192
4.25% 7/21/25 (c)	13,000,000	14,453,277
Philip Morris International, Inc.:
1.125% 5/1/23	4,000,000	4,071,822
1.5% 5/1/25	3,501,000	3,622,045
1.875% 2/25/21	6,954,000	7,001,654
2.625% 2/18/22	1,793,000	1,847,552
2.875% 5/1/24	4,910,000	5,297,213
Reynolds American, Inc. 4% 6/12/22	1,077,000	1,141,189
		88,827,662

TOTAL CONSUMER STAPLES		149,731,798

ENERGY - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
Canadian Natural Resources Ltd.:
2.05% 7/15/25	3,668,000	3,758,781
3.45% 11/15/21	7,927,000	8,127,038
Cenovus Energy, Inc.:
3% 8/15/22	9,205,000	9,353,588
3.8% 9/15/23	2,000,000	1,992,434
Chevron Corp. 1.554% 5/11/25	7,110,000	7,396,889
Chevron U.S.A., Inc. 0.426% 8/11/23	3,944,000	3,954,619
Encana Corp. 3.9% 11/15/21	4,500,000	4,552,786
Energy Transfer Partners LP:
2.9% 5/15/25	7,150,000	7,346,423
3.6% 2/1/23	2,824,000	2,933,607
4.2% 9/15/23	1,441,000	1,528,423
4.5% 4/15/24	570,000	613,352
Enterprise Products Operating LP:
2.8% 2/15/21	2,038,000	2,060,496
2.85% 4/15/21	1,590,000	1,610,508
Equinor ASA:
1.75% 1/22/26	1,120,000	1,173,191
2.875% 4/6/25	7,000,000	7,675,248
Kinder Morgan Energy Partners LP 3.5% 9/1/23	5,738,000	6,157,745
Marathon Oil Corp. 2.8% 11/1/22	7,000,000	7,151,188
Marathon Petroleum Corp. 4.5% 5/1/23	5,640,000	6,138,350
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.4129% 9/9/22 (a)(b)	1,082,000	1,082,097
1.75% 3/1/26	15,044,000	15,039,440
3.375% 3/15/23	6,618,000	6,981,135
4.5% 7/15/23	856,000	926,749
Newfield Exploration Co. 5.625% 7/1/24	1,967,000	1,999,505
Occidental Petroleum Corp.:
2.7% 8/15/22	624,000	613,501
2.9% 8/15/24	2,061,000	1,896,120
3.125% 2/15/22	1,336,000	1,315,960
3.2% 8/15/26	277,000	242,885
Petrobras Global Finance BV 5.299% 1/27/25	7,000,000	7,636,563
Petroleos Mexicanos 6.49% 1/23/27 (c)	6,035,000	5,945,079
Phillips 66 Co.:
3.7% 4/6/23	4,430,000	4,768,445
3.85% 4/9/25	7,000,000	7,825,952
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	4,768,000	4,901,037
Schlumberger Investment SA 3.3% 9/14/21 (c)	5,000,000	5,097,815
Shell International Finance BV:
2.375% 4/6/25	2,991,000	3,212,799
3.5% 11/13/23	1,470,000	1,606,360
Suncor Energy, Inc. 3.6% 12/1/24	7,800,000	8,598,023
TransCanada PipeLines Ltd. 2.5% 8/1/22	5,142,000	5,329,150
Valero Energy Corp.:
2.7% 4/15/23	805,000	841,460
2.85% 4/15/25	463,000	495,159
Western Gas Partners LP:
3 month U.S. LIBOR + 0.850% 2.1163% 1/13/23 (a)(b)	2,040,000	1,938,115
4.1% 2/1/25	3,287,000	3,279,177
5.375% 6/1/21	10,371,000	10,474,710
Williams Partners LP 3.6% 3/15/22	12,000,000	12,461,710
		198,033,612
FINANCIALS - 30.6%
Banks - 16.2%
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.570% 0.821% 8/27/21 (a)(b)(c)	5,000,000	5,021,200
3.4% 8/27/21 (c)	5,000,000	5,139,010
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (a)(b)	11,000,000	11,461,794
1.319% 6/19/26 (a)	16,000,000	16,202,009
2.328% 10/1/21 (a)	3,000,000	3,004,690
3.004% 12/20/23 (a)	6,462,000	6,810,204
3.124% 1/20/23 (a)	10,000,000	10,351,943
4.2% 8/26/24	15,750,000	17,650,568
Barclays Bank PLC:
1.7% 5/12/22	1,358,000	1,382,994
2.65% 1/11/21	5,500,000	5,535,583
Barclays PLC:
2.852% 5/7/26 (a)	18,848,000	19,901,480
3.2% 8/10/21	5,045,000	5,163,658
3.25% 1/12/21	2,046,000	2,066,133
3.932% 5/7/25 (a)	4,000,000	4,347,164
BNP Paribas SA:
2.219% 6/9/26 (a)(c)	8,627,000	8,996,302
3.5% 3/1/23 (c)	17,000,000	18,102,567
BPCE SA:
2.75% 12/2/21	2,000,000	2,058,843
4% 9/12/23 (c)	5,000,000	5,460,500
Canadian Imperial Bank of Commerce 0.95% 6/23/23	10,000,000	10,121,012
Capital One Bank NA:
2.014% 1/27/23 (a)	4,662,000	4,750,130
2.28% 1/28/26 (a)	7,000,000	7,275,856
Capital One NA 2.15% 9/6/22	1,762,000	1,816,168
CIT Group, Inc.:
3.929% 6/19/24 (a)	815,000	841,325
4.75% 2/16/24	5,000,000	5,262,500
Citigroup, Inc.:
2.312% 11/4/22 (a)	5,000,000	5,100,731
2.35% 8/2/21	10,000,000	10,182,135
2.7% 10/27/22	5,000,000	5,230,124
2.75% 4/25/22	4,010,000	4,154,586
3.106% 4/8/26 (a)	10,000,000	10,849,536
4.4% 6/10/25	3,018,000	3,439,262
Citizens Financial Group, Inc. 2.375% 7/28/21	417,000	423,583
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	6,000,000	6,113,555
Danske Bank A/S 3.875% 9/12/23 (c)	6,000,000	6,476,152
First Horizon National Corp. 3.5% 12/15/20	3,000,000	3,016,724
HSBC Holdings PLC:
1.645% 4/18/26 (a)	6,567,000	6,618,726
2.95% 5/25/21	626,000	637,969
3.262% 3/13/23 (a)	3,374,000	3,508,794
3.803% 3/11/25 (a)	5,000,000	5,419,135
3.95% 5/18/24 (a)	3,000,000	3,241,246
Huntington Bancshares, Inc.:
2.3% 1/14/22	5,000,000	5,125,274
2.625% 8/6/24	4,610,000	4,935,033
3.15% 3/14/21	3,000,000	3,038,502
7% 12/15/20	180,000	183,310
ING Groep NV 3.15% 3/29/22	5,250,000	5,461,201
Intesa Sanpaolo SpA 3.375% 1/12/23 (c)	5,775,000	6,004,704
JPMorgan Chase & Co.:
1.514% 6/1/24 (a)	5,770,000	5,900,664
2.083% 4/22/26 (a)	25,219,000	26,463,861
2.956% 5/13/31 (a)	12,053,000	12,940,056
3.207% 4/1/23 (a)	8,000,000	8,343,079
3.514% 6/18/22 (a)	8,000,000	8,198,635
3.559% 4/23/24 (a)	10,000,000	10,754,966
Lloyds Banking Group PLC:
1.326% 6/15/23 (a)	1,698,000	1,714,283
2.438% 2/5/26 (a)	2,636,000	2,771,076
2.907% 11/7/23 (a)	10,197,000	10,659,557
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25	8,000,000	8,139,354
2.19% 9/13/21	2,760,000	2,811,220
2.193% 2/25/25	7,200,000	7,572,700
2.623% 7/18/22	5,000,000	5,201,025
2.95% 3/1/21	1,336,000	1,353,615
2.998% 2/22/22	2,619,000	2,717,402
3.218% 3/7/22	5,000,000	5,208,069
Mizuho Financial Group, Inc.:
2.273% 9/13/21	3,000,000	3,055,257
2.632% 4/12/21 (c)	5,180,000	5,253,037
2.953% 2/28/22	10,000,000	10,363,602
National Bank of Canada 0.9% 8/15/23 (a)	10,100,000	10,159,870
Regions Financial Corp.:
2.25% 5/18/25	3,135,000	3,328,331
2.75% 8/14/22	5,022,000	5,229,687
3.8% 8/14/23	1,805,000	1,968,463
Royal Bank of Canada 1.15% 6/10/25	15,000,000	15,269,654
Royal Bank of Scotland Group PLC:
2.359% 5/22/24 (a)	4,223,000	4,371,956
3.875% 9/12/23	12,600,000	13,672,152
4.519% 6/25/24 (a)	10,962,000	11,955,604
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	5,500,000	5,770,303
3.45% 6/2/25	5,700,000	6,142,294
4.45% 12/3/21	4,500,000	4,687,350
Sumitomo Mitsui Financial Group, Inc. 2.934% 3/9/21	2,449,000	2,482,436
SVB Financial Group 3.125% 6/5/30	3,077,000	3,417,706
Svenska Handelsbanken AB 0.625% 6/30/23 (c)	7,000,000	7,024,234
Synchrony Bank 3% 6/15/22	2,328,000	2,406,109
Synovus Bank 2.289% 2/10/23 (a)	1,640,000	1,666,038
Synovus Financial Corp. 3.125% 11/1/22	7,118,000	7,340,438
The Toronto-Dominion Bank 0.75% 6/12/23	10,000,000	10,101,127
Wells Fargo & Co.:
1.654% 6/2/24 (a)	5,500,000	5,622,951
2.164% 2/11/26 (a)	10,000,000	10,429,620
2.188% 4/30/26 (a)	5,000,000	5,224,797
2.406% 10/30/25 (a)	14,000,000	14,748,925
3.75% 1/24/24	5,000,000	5,462,476
4.3% 7/22/27	7,000,000	8,047,396
Westpac Banking Corp.:
2.8% 1/11/22	5,000,000	5,173,078
4.11% 7/24/34 (a)	1,710,000	1,930,239
Zions Bancorp NA 3.35% 3/4/22	1,971,000	2,034,247
		592,972,854
Capital Markets - 5.7%
Credit Suisse AG:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 0.5355% 2/4/22 (a)(b)	7,000,000	7,012,093
1% 5/5/23	5,000,000	5,073,934
2.1% 11/12/21	4,059,000	4,145,578
Credit Suisse Group AG:
2.593% 9/11/25 (a)(c)	4,805,000	5,029,832
3.574% 1/9/23 (c)	15,000,000	15,574,503
Deutsche Bank AG New York Branch:
3.15% 1/22/21	10,179,000	10,261,145
3.3% 11/16/22	7,000,000	7,238,166
E*TRADE Financial Corp. 2.95% 8/24/22	10,000,000	10,446,270
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (a)	12,097,000	12,412,535
2.905% 7/24/23 (a)	22,500,000	23,444,546
3% 4/26/22	8,000,000	8,130,834
3.2% 2/23/23	12,500,000	13,302,274
3.272% 9/29/25 (a)	5,000,000	5,446,179
Intercontinental Exchange, Inc. 0.7% 6/15/23	6,859,000	6,902,139
Moody's Corp.:
2.625% 1/15/23	5,950,000	6,238,580
2.75% 12/15/21	1,683,000	1,732,027
4.875% 2/15/24	4,000,000	4,530,993
Morgan Stanley:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.700% 0.7889% 1/20/23 (a)(b)	5,000,000	5,009,665
2.188% 4/28/26 (a)	5,000,000	5,259,741
2.5% 4/21/21	6,200,000	6,287,215
2.625% 11/17/21	5,350,000	5,494,193
2.72% 7/22/25 (a)	3,953,000	4,228,343
3.737% 4/24/24 (a)	12,000,000	12,965,497
4.875% 11/1/22	7,000,000	7,623,689
State Street Corp. 2.901% 3/30/26 (a)(c)	305,000	333,740
UBS AG London Branch 1.75% 4/21/22 (c)	5,000,000	5,101,895
UBS Group AG 1.008% 7/30/24 (a)(c)	7,594,000	7,635,616
		206,861,222
Consumer Finance - 3.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23	7,000,000	6,987,532
3.5% 5/26/22	915,000	919,984
4.125% 7/3/23	1,826,000	1,854,042
4.45% 12/16/21	1,327,000	1,352,542
4.875% 1/16/24	1,481,000	1,526,777
Ally Financial, Inc.:
3.05% 6/5/23	8,326,000	8,640,155
4.25% 4/15/21	2,920,000	2,969,570
5.125% 9/30/24	5,010,000	5,606,498
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 0.9383% 7/30/21 (a)(b)(c)	4,379,000	4,239,161
3 month U.S. LIBOR + 0.950% 1.3% 6/1/21 (a)(b)(c)	4,740,000	4,617,992
Capital One Financial Corp.:
3.2% 1/30/23	10,000,000	10,571,113
3.9% 1/29/24	3,000,000	3,279,841
Discover Financial Services 5.2% 4/27/22	3,239,000	3,459,559
Ford Motor Credit Co. LLC:
2.343% 11/2/20	5,500,000	5,479,375
3.087% 1/9/23	10,000,000	9,939,000
3.336% 3/18/21	4,500,000	4,511,250
3.339% 3/28/22	2,246,000	2,248,358
4.14% 2/15/23	5,000,000	5,098,500
GE Capital International Funding Co. 2.342% 11/15/20	15,830,000	15,893,795
John Deere Capital Corp.:
0.7% 7/5/23	2,935,000	2,963,416
2.6% 3/7/24	1,555,000	1,666,686
Synchrony Financial:
2.85% 7/25/22	703,000	723,768
4.25% 8/15/24	2,551,000	2,738,909
4.375% 3/19/24	4,922,000	5,311,312
Toyota Motor Credit Corp.:
0.5% 8/14/23	4,167,000	4,172,328
2.6% 1/11/22	5,500,000	5,670,469
		122,441,932
Diversified Financial Services - 0.5%
AIG Global Funding:
0.8% 7/7/23 (c)	2,197,000	2,213,622
2.3% 7/1/22 (c)	1,900,000	1,958,410
3.35% 6/25/21 (c)	5,000,000	5,125,433
BP Capital Markets America, Inc. 2.937% 4/6/23	1,665,000	1,766,706
Brixmor Operating Partnership LP 3.875% 8/15/22	6,534,000	6,786,345
Equitable Holdings, Inc. 3.9% 4/20/23	467,000	503,169
		18,353,685
Insurance - 4.8%
American International Group, Inc.:
2.5% 6/30/25	5,000,000	5,346,558
3.3% 3/1/21	5,725,000	5,794,763
4.2% 4/1/28	4,000,000	4,666,060
4.875% 6/1/22	5,484,000	5,899,827
Aon Corp. 2.2% 11/15/22	1,504,000	1,558,258
Aon PLC 2.8% 3/15/21	7,000,000	7,082,050
Equitable Financial Life Global Funding 1.4% 8/27/27 (c)	15,000,000	15,020,430
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (c)	3,381,000	3,378,538
Guardian Life Global Funding:
1.1% 6/23/25 (c)	7,850,000	7,949,951
1.4% 7/6/27 (c)	8,010,000	8,071,678
Liberty Mutual Group, Inc. 5% 6/1/21 (c)	16,714,000	17,260,263
Marsh & McLennan Companies, Inc.:
2.75% 1/30/22	4,993,000	5,150,353
3.3% 3/14/23	1,731,000	1,840,714
3.875% 3/15/24	6,123,000	6,782,769
MassMutual Global Funding II:
0.85% 6/9/23 (c)	10,000,000	10,118,253
2.5% 4/13/22 (c)	5,440,000	5,637,572
Metropolitan Life Global Funding I:
0.9% 6/8/23 (c)	4,581,000	4,637,542
1.95% 1/13/23 (c)	5,000,000	5,176,050
2.65% 4/8/22 (c)	5,000,000	5,184,867
Metropolitan Tower Global Funding 0.55% 7/13/22 (c)	10,000,000	10,012,254
New York Life Global Funding 1.1% 5/5/23 (c)	2,841,000	2,895,316
Pacific Life Global Funding II 1.2% 6/24/25 (c)	4,494,000	4,563,898
Pricoa Global Funding I:
2.4% 9/23/24 (c)	6,476,000	6,921,502
2.45% 9/21/22 (c)	4,109,000	4,284,486
Protective Life Global Funding 2.615% 8/22/22 (c)	10,240,000	10,664,550
Prudential Financial, Inc. 3.5% 5/15/24	2,550,000	2,834,371
Willis Group North America, Inc. 4.5% 9/15/28	5,000,000	5,955,077
		174,687,950

TOTAL FINANCIALS		1,115,317,643

HEALTH CARE - 4.2%
Biotechnology - 0.4%
AbbVie, Inc.:
2.3% 11/21/22 (c)	6,780,000	7,045,622
3.45% 3/15/22 (c)	5,000,000	5,196,504
Amgen, Inc. 2.65% 5/11/22	1,600,000	1,660,015
Upjohn, Inc.:
1.125% 6/22/22 (c)	1,494,000	1,507,435
1.65% 6/22/25 (c)	480,000	493,015
		15,902,591
Health Care Equipment & Supplies - 0.7%
Alcon Finance Corp. 2.75% 9/23/26 (c)	4,038,000	4,388,096
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.870% 1.181% 12/29/20 (a)(b)	4,856,000	4,857,988
2.894% 6/6/22	3,544,000	3,679,217
Boston Scientific Corp.:
1.9% 6/1/25	5,000,000	5,241,705
3.45% 3/1/24	1,869,000	2,031,526
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 1.0663% 3/19/21 (a)(b)	3,916,000	3,916,986
		24,115,518
Health Care Providers & Services - 1.1%
Anthem, Inc. 2.95% 12/1/22	3,723,000	3,917,118
Centene Corp. 4.75% 1/15/25	2,090,000	2,149,732
Cigna Corp.:
3.4% 9/17/21	6,363,000	6,561,670
3.75% 7/15/23	4,703,000	5,119,564
CVS Health Corp.:
3.35% 3/9/21	6,325,000	6,424,372
3.7% 3/9/23	7,132,000	7,676,985
Express Scripts Holding Co. 2.6% 11/30/20	1,233,000	1,239,839
Humana, Inc. 2.5% 12/15/20	3,630,000	3,651,034
UnitedHealth Group, Inc.:
1.25% 1/15/26	597,000	612,376
3.35% 7/15/22	3,000,000	3,167,430
		40,520,120
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.:
2.95% 9/19/26	6,566,000	7,342,243
3% 4/15/23	5,000,000	5,309,000
		12,651,243
Pharmaceuticals - 1.7%
Bayer U.S. Finance II LLC:
3.375% 7/15/24 (c)	5,000,000	5,427,776
3.5% 6/25/21 (c)	7,000,000	7,152,266
4.25% 12/15/25 (c)	10,500,000	12,050,765
Bristol-Myers Squibb Co.:
2.6% 5/16/22	4,893,000	5,085,890
2.9% 7/26/24	6,000,000	6,537,699
3.2% 6/15/26	5,000,000	5,684,739
Elanco Animal Health, Inc.:
4.912% 8/27/21 (a)	3,082,000	3,155,198
5.272% 8/28/23 (a)	552,000	611,732
Mylan NV:
3.125% 1/15/23 (c)	5,791,000	6,113,151
3.15% 6/15/21	2,306,000	2,348,873
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	1,892,000	1,930,042
Zoetis, Inc. 3.45% 11/13/20	4,625,000	4,640,985
		60,739,116

TOTAL HEALTH CARE		153,928,588

INDUSTRIALS - 3.1%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (c)	5,615,000	5,641,938
The Boeing Co. 4.875% 5/1/25	3,000,000	3,263,347
		8,905,285
Airlines - 0.4%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	5,251,384	3,389,469
Delta Air Lines, Inc.:
2.9% 10/28/24	5,500,000	5,050,375
3.4% 4/19/21	3,790,000	3,798,825
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	4,104,000	2,872,800
		15,111,469
Building Products - 0.1%
Carrier Global Corp. 2.242% 2/15/25 (c)	3,940,000	4,127,470
Industrial Conglomerates - 0.6%
General Electric Co. 3.45% 5/1/27	679,000	720,876
Honeywell International, Inc. 0.483% 8/19/22	8,856,000	8,875,936
Roper Technologies, Inc.:
1% 9/15/25 (d)	995,000	1,001,331
2.8% 12/15/21	3,883,000	3,990,725
3% 12/15/20	5,100,000	5,127,141
3.65% 9/15/23	3,078,000	3,351,468
		23,067,477
Machinery - 0.8%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.220% 0.4965% 1/6/22 (a)(b)	4,075,000	4,081,118
0.95% 5/13/22	6,000,000	6,062,645
Deere & Co. 2.75% 4/15/25	423,000	462,863
Fortive Corp. 2.35% 6/15/21	1,547,000	1,567,501
Otis Worldwide Corp.:
3 month U.S. LIBOR + 0.450% 0.7538% 4/5/23 (a)(b)(c)	4,000,000	3,997,420
2.056% 4/5/25 (c)	7,000,000	7,380,576
Westinghouse Air Brake Co. 4.4% 3/15/24	5,900,000	6,410,818
		29,962,941
Road & Rail - 0.2%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (c)	7,180,000	6,380,301
3.625% 5/1/22 (c)	719,000	695,881
3.95% 7/1/24 (c)	955,000	882,250
		7,958,432
Trading Companies & Distributors - 0.7%
Air Lease Corp.:
2.5% 3/1/21	3,120,000	3,137,668
2.625% 7/1/22	5,000,000	5,034,183
3.375% 6/1/21	8,097,000	8,196,891
3.75% 2/1/22	1,228,000	1,254,680
4.25% 2/1/24	2,597,000	2,710,025
International Lease Finance Corp. 5.875% 8/15/22	4,375,000	4,739,569
		25,073,016

TOTAL INDUSTRIALS		114,206,090

INFORMATION TECHNOLOGY - 2.5%
Electronic Equipment & Components - 0.7%
Amphenol Corp. 3.2% 4/1/24	896,000	968,279
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (c)	6,608,000	6,779,086
5.45% 6/15/23 (c)	17,591,000	19,426,182
		27,173,547
IT Services - 0.6%
IBM Corp. 2.85% 5/13/22	7,000,000	7,299,167
PayPal Holdings, Inc.:
1.35% 6/1/23	2,668,000	2,729,961
1.65% 6/1/25	2,097,000	2,176,921
The Western Union Co.:
2.85% 1/10/25	1,242,000	1,311,840
4.25% 6/9/23	5,000,000	5,412,989
Visa, Inc. 1.9% 4/15/27	1,132,000	1,201,220
		20,132,098
Semiconductors & Semiconductor Equipment - 0.3%
Micron Technology, Inc.:
2.497% 4/24/23	3,383,000	3,532,622
4.185% 2/15/27	6,000,000	6,873,096
		10,405,718
Software - 0.3%
Microsoft Corp. 2.4% 8/8/26	10,000,000	10,926,588
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.:
1.125% 5/11/25	5,500,000	5,641,791
2.45% 8/4/26	15,000,000	16,404,743
		22,046,534

TOTAL INFORMATION TECHNOLOGY		90,684,485

MATERIALS - 0.3%
Chemicals - 0.3%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (c)	3,089,000	3,277,597
The Mosaic Co. 3.25% 11/15/22	7,000,000	7,305,834
		10,583,431
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp. 1.3% 9/15/25	2,406,000	2,446,018
Boston Properties, Inc. 3.2% 1/15/25	3,000,000	3,260,584
Crown Castle International Corp. 1.35% 7/15/25	566,000	575,140
ERP Operating LP 3.375% 6/1/25	3,000,000	3,331,731
Federal Realty Investment Trust 2.55% 1/15/21	5,000,000	5,020,940
Healthcare Trust of America Holdings LP 3.5% 8/1/26	621,000	683,252
Kimco Realty Corp. 3.3% 2/1/25	5,500,000	5,900,824
Omega Healthcare Investors, Inc. 4.375% 8/1/23	5,877,000	6,323,890
Retail Properties America, Inc. 4% 3/15/25	2,514,000	2,506,150
Simon Property Group LP:
2.35% 1/30/22	1,046,000	1,066,840
2.75% 6/1/23	4,610,000	4,821,076
SITE Centers Corp. 4.25% 2/1/26	1,865,000	1,940,069
Ventas Realty LP:
2.65% 1/15/25	3,710,000	3,871,880
3% 1/15/30	4,013,000	4,051,503
3.125% 6/15/23	591,000	615,539
3.5% 4/15/24	2,140,000	2,287,265
Welltower, Inc.:
3.625% 3/15/24	4,035,000	4,362,409
3.95% 9/1/23	1,993,000	2,156,098
		55,221,208
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23	3,334,000	3,455,088
4.1% 10/1/24	372,000	391,967
Digital Realty Trust LP 2.75% 2/1/23	2,037,000	2,134,375
Mack-Cali Realty LP 4.5% 4/18/22	185,000	177,579
		6,159,009

TOTAL REAL ESTATE		61,380,217

UTILITIES - 3.6%
Electric Utilities - 2.1%
American Electric Power Co., Inc. 2.15% 11/13/20	3,500,000	3,512,724
Cleco Corporate Holdings LLC 3.743% 5/1/26	2,893,000	3,086,838
Duke Energy Corp. 1.8% 9/1/21	1,354,000	1,372,297
Edison International 2.95% 3/15/23	730,000	751,535
Eversource Energy:
2.5% 3/15/21	4,386,000	4,429,301
2.75% 3/15/22	3,489,000	3,607,324
Exelon Corp. 3.497% 6/1/22 (a)	10,287,000	10,771,035
FirstEnergy Corp.:
1.6% 1/15/26	606,000	600,389
2.05% 3/1/25	3,271,000	3,337,519
4.25% 3/15/23	600,000	636,390
Florida Power & Light Co.:
3 month U.S. LIBOR + 0.380% 0.6406% 7/28/23 (a)(b)	7,557,000	7,564,261
2.85% 4/1/25	1,508,000	1,658,224
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,115,000	1,206,340
ITC Holdings Corp. 2.7% 11/15/22	3,503,000	3,658,021
NextEra Energy Capital Holdings, Inc. 2.75% 5/1/25	12,257,000	13,329,582
Southern Co. 2.35% 7/1/21	5,250,000	5,326,317
Virginia Electric & Power Co. 2.75% 3/15/23	10,000,000	10,514,250
Xcel Energy, Inc. 2.4% 3/15/21	1,050,000	1,059,502
		76,421,849
Gas Utilities - 0.0%
Dominion Gas Holdings LLC 2.5% 11/15/24	1,156,000	1,237,007
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 2.7% 6/15/21	548,000	556,656
The AES Corp. 3.3% 7/15/25 (c)	4,133,000	4,435,722
		4,992,378
Multi-Utilities - 1.4%
Berkshire Hathaway Energy Co.:
2.375% 1/15/21	5,420,000	5,460,483
2.8% 1/15/23	5,944,000	6,269,560
CenterPoint Energy, Inc. 2.5% 9/1/22	1,229,000	1,272,966
Dominion Energy, Inc.:
2% 8/15/21	1,458,000	1,477,670
2.715% 8/15/21	3,913,000	3,993,686
3.071% 8/15/24 (a)	5,000,000	5,425,251
DTE Energy Co. 2.25% 11/1/22	5,500,000	5,695,089
NiSource, Inc.:
0.95% 8/15/25	2,873,000	2,880,197
2.95% 9/1/29	3,000,000	3,288,122
Public Service Enterprise Group, Inc.:
2% 11/15/21	1,782,000	1,811,741
2.65% 11/15/22	3,830,000	4,003,788
Sempra Energy:
2.85% 11/15/20	1,392,000	1,395,856
2.9% 2/1/23	1,017,000	1,069,154
WEC Energy Group, Inc.:
3 month U.S. LIBOR + 2.110% 2.3926% 5/15/67 (a)(b)	454,000	374,986
3.375% 6/15/21	5,540,000	5,674,529
		50,093,078

TOTAL UTILITIES		132,744,312

TOTAL NONCONVERTIBLE BONDS
(Cost $2,144,210,641)		2,212,956,036

U.S. Government and Government Agency Obligations - 11.7%
U.S. Government Agency Obligations - 0.4%
Freddie Mac 0.25% 8/24/23	14,087,000	14,084,279
U.S. Treasury Obligations - 11.3%
U.S. Treasury Notes:
0.375% 4/30/25	$90,855,000	$91,355,412
0.5% 8/31/27	154,712,000	154,784,505
0.625% 8/15/30 (e)	15,312,000	15,185,198
1.5% 1/31/27	13,045,000	13,922,990
1.625% 9/30/26	27,581,000	29,608,634
2.625% 2/15/29 (f)	24,000,000	27,983,437
2.75% 6/30/25	34,406,000	38,507,840
2.875% 11/30/25	38,171,000	43,274,880

TOTAL U.S. TREASURY OBLIGATIONS		414,622,896

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $414,774,734)		428,707,175

U.S. Government Agency - Mortgage Securities - 1.6%
Fannie Mae - 1.1%
3% 12/1/31 to 3/1/50	22,052,760	23,519,620
3.5% 9/1/29 to 10/1/29	1,101,300	1,202,395
4.5% to 4.5% 3/1/35 to 9/1/49	12,226,147	13,451,809
6.5% 7/1/32 to 8/1/36	191,092	222,192
7% 8/1/28 to 6/1/33	147,947	173,874
7.5% to 7.5% 6/1/26 to 2/1/28	37,555	42,525
8.5% 9/1/25	1,478	1,632

TOTAL FANNIE MAE		38,614,047

Freddie Mac - 0.5%
2% 1/1/32	18,436,853	19,265,985
8.5% 12/1/26 to 8/1/27	14,850	16,720

TOTAL FREDDIE MAC		19,282,705

Ginnie Mae - 0.0%
7% to 7% 7/15/28 to 11/15/28	26,917	30,470
7.5% 2/15/28 to 10/15/28	2,517	2,884
8% 6/15/24	20	22
8.5% 10/15/21	2,681	2,714

TOTAL GINNIE MAE		36,090

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $57,199,023)		57,932,842

Asset-Backed Securities - 6.4%
AASET Trust Series 2019-2 Class A, 3.376% 10/16/39 (c)	$2,814,181	$2,543,447
Ally Master Owner Trust:
Series 2018-1 Class A1, 2.7% 1/17/23	5,500,000	5,552,818
Series 2018-2 Class A, 3.29% 5/15/23	6,070,000	6,199,027
American Credit Acceptance Receivables Trust Series 2019-3 Class A, 2.44% 12/12/22 (c)	817,334	819,611
AmeriCredit Automobile Receivables Trust Series 2019-3 Class A2A, 2.17% 1/18/23	2,579,742	2,600,004
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (c)	1,343,451	1,201,846
Bank of The West Auto Trust Series 2018-1 Class A3, 3.43% 12/15/22 (c)	1,525,325	1,545,034
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 1.3001% 2/25/35 (a)(b)	177,956	174,335
Canadian Pacer Auto Receivables Trust Series 2019-1A Class A2, 2.78% 3/21/22 (c)	1,496,798	1,503,680
Capital One Multi-Asset Execution Trust Series 2019-A1 Class A1, 2.84% 12/15/24	6,392,000	6,627,701
CarMax Auto Owner Trust Series 2019-1 Class A3, 3.05% 3/15/24	3,892,000	4,003,356
Chesapeake Funding II LLC:
Series 2017-2A Class A1, 1.99% 5/15/29 (c)	578,722	580,708
Series 2018-1A Class A1, 3.04% 4/15/30 (c)	2,115,009	2,150,288
Series 2018-3A Class A1, 3.39% 1/15/31 (c)	3,314,165	3,424,192
Series 2019-1A Class A1, 2.94% 4/15/31 (c)	3,373,796	3,449,934
Series 2020-1A Class A1, 0.87% 8/16/32 (c)	5,246,000	5,260,552
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (c)	1,079,086	1,080,789
Consumer Loan Underlying Bond (CLUB) Credit Trust Series 2020-P1 Class A, 2.26% 3/15/28 (c)	4,787,975	4,808,860
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P2 Class A, 3.47% 10/15/25 (c)	465,528	466,730
Series 2018-P3 Class A, 3.82% 1/15/26 (c)	1,418,310	1,429,088
Series 2019-HP1 Class A, 2.59% 12/15/26 (c)	4,873,164	4,915,009
Series 2019-P1 Class A, 2.94% 7/15/26 (c)	784,716	789,675
Series 2019-P2 Class A, 2.47% 10/15/26 (c)	3,010,998	3,025,053
Dell Equipment Finance Trust:
Series 2018-1 Class A3, 3.18% 6/22/23 (c)	816,943	822,082
Series 2018-2 Class A3, 3.37% 10/22/23 (c)	1,853,573	1,873,376
Series 2019-2:
Class A2, 1.95% 12/22/21 (c)	4,885,759	4,916,632
Class A3, 1.91% 10/22/24 (c)	2,190,000	2,220,127
DLL Securitization Trust:
Series 2018-ST2 Class A3, 3.46% 1/20/22 (c)	1,934,845	1,958,616
Series 2019-MT3:
Class A2, 2.13% 1/20/22 (c)	4,599,027	4,626,412
Class A3, 2.08% 2/21/23 (c)	2,099,000	2,139,760
DT Auto Owner Trust Series 2019-4A Class A, 2.17% 5/15/23 (c)	3,096,893	3,118,915
Enterprise Fleet Financing LLC:
Series 2019-1 Class A2, 2.98% 10/20/24 (c)	2,277,395	2,320,117
Series 2020-1 Class A2, 1.78% 12/22/25 (c)	7,000,000	7,111,698
Ford Credit Auto Lease Trust Series 2020-A Class A3, 1.85% 3/15/23	6,991,000	7,097,147
Ford Credit Auto Owner Trust:
Series 2016-1 Class A, 2.31% 8/15/27 (c)	9,128,000	9,197,384
Series 2019-1 Class A, 3.52% 7/15/30 (c)	4,783,000	5,244,473
Ford Credit Floorplan Master Owner Trust Series 2017-2 Class A1, 2.16% 9/15/22	5,521,000	5,523,887
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (c)	1,254,134	1,160,389
HPEFS Equipment Trust:
Series 2020-1A Class A2, 1.73% 2/20/30 (c)	5,362,000	5,406,648
Series 2020-2A Class A2, 0.65% 7/22/30 (c)	7,820,000	7,824,705
Hyundai Auto Lease Securitization Trust Series 2020-A Class A3, 1.95% 7/17/23 (c)	3,523,000	3,595,854
Hyundai Auto Receivables Trust Series 2019-B Class A3, 1.94% 2/15/24	3,964,000	4,055,147
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (c)	3,548,784	3,603,430
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(c)	2,311,000	2,341,626
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (c)	1,030,103	1,038,434
Series 2020-1A Class A, 2.24% 3/15/30 (c)	707,727	713,148
Mercedes-Benz Auto Lease Trust Series 2019-B Class A3, 2% 10/17/22	3,073,000	3,116,440
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (c)	1,087,840	1,162,512
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (c)	4,116,000	4,248,229
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 0.6851% 9/25/35 (a)(b)	32,169	32,028
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.4201% 1/25/36 (a)(b)	119,892	119,547
Prosper Marketplace Issuance Trust Series 2019-4A Class A, 2.48% 2/17/26 (c)	414,261	415,980
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (c)	3,130,456	3,180,973
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (c)	2,561,666	2,279,032
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (c)	2,797,000	2,922,862
1.884% 7/15/50 (c)	1,204,000	1,224,236
3.168% 4/9/47 (c)	7,000,000	7,088,320
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (c)	2,760,466	2,791,611
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0351% 9/25/34 (a)(b)	2,132	1,964
Tesla Series 2020-A:
Class A2, 0.55% 5/22/23 (c)	3,154,000	3,158,068
Class A3, 0.68% 12/20/23 (c)	3,588,000	3,588,838
Tesla Auto Lease Trust Series 2019-A Class A2, 2.13% 4/20/22 (c)	6,124,353	6,195,466
Towd Point Mortgage Trust Series 2018-3 Class A1, 3.75% 5/25/58 (c)	2,111,271	2,270,390
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (c)	3,961,000	4,088,125
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.8638% 4/6/42 (a)(b)(c)	304,000	199,120
Upgrade Receivables Trust Series 2019-2A Class A, 2.77% 10/15/25 (c)	873,232	875,926
Verizon Owner Trust:
Series 2017-3A Class A1A, 2.06% 4/20/22 (c)	878,638	880,689
Series 2020-A Class A1A, 1.85% 7/22/24	6,472,000	6,648,238
Volvo Financial Equipment LLC:
Series 2019-1A Class A3, 3% 3/15/23 (c)	2,587,000	2,647,859
Series 2019-2A Class A3, 2.04% 11/15/23 (c)	3,127,000	3,197,184
Wheels SPV LLC Series 2018-1A Class A2, 3.06% 4/20/27 (c)	1,058,475	1,065,051
World Omni Auto Receivables Trust:
Series 2020-A Class A2A, 1.02% 6/15/23	5,000,000	5,022,308
Series 2020-C Class A2, 0.35% 12/15/23	11,990,000	11,990,100
World Omni Automobile Lease Securitization Trust Series 2019-A Class A3, 2.94% 5/16/22	2,614,000	2,662,164
TOTAL ASSET-BACKED SECURITIES
(Cost $232,419,951)		235,135,004

Collateralized Mortgage Obligations - 3.0%
Private Sponsor - 1.4%
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB, 3.2241% 6/15/57	1,205,441	1,258,311
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.7% 8/25/60 (a)(b)(c)	1,289,058	1,286,956
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 0.695% 10/15/54 (a)(b)(c)	1,336,798	1,337,425
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 1.128% 12/22/69 (a)(b)(c)	1,185,100	1,188,059
Series 2019-2A Class 1A, 2.71% 12/22/69 (c)	5,532,000	5,608,648
Mortgage Repurchase Agreement Financing Trust:
floater Series 2020-3 Class A1, 1 month U.S. LIBOR + 1.250% 1.4054% 1/23/23 (a)(b)(c)	1,563,000	1,562,475
Series 2020-4 Class A1, 1 month U.S. LIBOR + 1.350% 1.5258% 4/23/23 (a)(b)(c)	7,422,000	7,422,341
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/25/29 (c)	978,557	976,838
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (c)	2,777,346	2,877,578
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (c)	9,359,000	9,362,164
Permanent Master Issuer PLC floater:
Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 0.655% 7/15/58 (a)(b)(c)	2,793,000	2,792,733
Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 0.825% 7/15/58 (a)(b)(c)	1,138,000	1,137,016
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (c)	913,263	927,629
RMF Buyout Issuance Trust sequential payer Series 2020-2 Class A, 1.7063% 6/25/30 (c)	9,017,553	9,025,506
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.3048% 7/20/34 (a)(b)	1,007	958
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.8414% 1/21/70 (a)(b)(c)	4,431,600	4,431,841

TOTAL PRIVATE SPONSOR		51,196,478

U.S. Government Agency - 1.6%
Fannie Mae:
planned amortization class:
Series 2015-28 Class P, 2.5% 5/25/45	3,169,309	3,330,327
Series 2019-33 Class N, 3% 3/25/48	14,115,021	14,811,115
Series 2015-28 Class JE, 3% 5/25/45	2,243,862	2,391,519
Series 2018-3 Class LP, 3% 2/25/47	11,733,487	12,432,197
Series 2019-59 Class AB, 2.5% 10/25/39	4,705,087	4,892,758
Freddie Mac:
planned amortization class Series 2019-4903 Class DA, 3% 10/25/48	5,370,421	5,754,779
sequential payer Series 4873 Class CA, 4% 7/15/47	6,684,602	7,131,826
Series 3949 Class MK, 4.5% 10/15/34	88,849	97,991
Series 4472 Class WL, 3% 5/15/45	1,014,693	1,083,698
Freddie Mac Seasoned Credit Risk Transfer Trust sequential payer Series 2019-2 Class MA, 3.5% 8/25/58	5,011,713	5,419,789
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (g)	273,933	274,337

TOTAL U.S. GOVERNMENT AGENCY		57,620,336

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $106,416,557)		108,816,814

Commercial Mortgage Securities - 7.9%
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (c)	1,767,000	1,722,664
Benchmark Mortgage Trust:
sequential payer Series 2018-B2 Class A2, 3.6623% 2/15/51	5,621,000	5,873,596
Series 2019-B14 Class XA, 0.915% 12/15/62 (a)(h)	24,866,414	1,307,837
Series 2020-B17 Class XA, 1.5421% 3/15/53 (a)(h)	49,517,307	4,791,349
BX Commercial Mortgage Trust floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.9619% 12/15/36 (a)(b)(c)	3,054,205	3,043,705
BX Trust floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1619% 4/15/34 (a)(b)(c)	614,000	589,416
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.0819% 10/15/36 (a)(b)(c)	6,310,932	6,303,366
CF Hippolyta Issuer LLC sequential payer Series 2020-1 Class A1, 1.69% 7/15/60 (c)	7,365,000	7,473,137
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 1.1119% 11/15/36 (a)(b)(c)	1,313,000	1,299,849
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 0.9519% 7/15/32 (a)(b)(c)	4,733,068	4,721,221
CGMS Commercial Mortgage Trust Series 2017-MDRA Class A, 3.656% 7/10/30 (c)	10,000,000	10,125,454
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.2819% 6/15/34 (a)(b)(c)	4,641,969	4,419,187
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2012-GC8:
Class A/S, 3.683% 9/10/45 (c)	6,670,000	6,904,304
Class A4, 3.024% 9/10/45	2,262,275	2,314,614
Series 2014-GC21 Class AAB, 3.477% 5/10/47	1,315,639	1,374,351
Series 2016-GC36 Class AAB, 3.368% 2/10/49	2,530,000	2,687,311
Series 2017-P7 Class A2, 3.212% 4/14/50	2,399,000	2,453,853
COMM Mortgage Trust:
sequential payer:
Series 2012-CR3 Class A3, 2.822% 10/15/45	1,281,023	1,306,897
Series 2012-LC4 Class A4, 3.288% 12/10/44	5,523,304	5,643,775
Series 2013-CR7:
Class A4, 3.213% 3/10/46	2,666,224	2,784,611
Class AM, 3.314% 3/10/46 (c)	1,343,000	1,405,750
Series 2015-CR22 Class ASB, 3.144% 3/10/48	1,848,068	1,931,060
Series 2015-CR23 Class ASB, 3.257% 5/10/48	1,484,438	1,556,720
Series 2013-LC6 Class ASB, 2.478% 1/10/46	2,828,840	2,875,694
Series 2015-CR22 Class A2, 2.856% 3/10/48	272,772	272,672
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.1419% 5/15/36 (a)(b)(c)	5,000,000	5,009,186
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (c)	1,023,000	1,054,105
Series 2018-SITE Class A, 4.284% 4/15/36 (c)	1,635,000	1,603,612
CSAIL Commercial Mortgage Trust sequential payer:
Series 19-C15 Class A2, 3.4505% 3/15/52	3,304,000	3,514,973
Series 2015-C3 Class A4, 3.7182% 8/15/48	3,143,000	3,471,976
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (c)	8,649,312	8,970,090
Class A3, 3.482% 1/10/45	2,955,837	3,021,576
Series 2012-GCJ7:
Class A/S, 4.085% 5/10/45	4,142,000	4,283,908
Class A4, 3.377% 5/10/45	1,936,889	1,964,880
Series 2012-GCJ9 Class A3, 2.773% 11/10/45	4,664,080	4,775,293
Series 2013-GC10 Class A5, 2.943% 2/10/46	5,531,000	5,731,501
Series 2014-GC18 Class AAB, 3.648% 1/10/47	484,100	502,846
Series 2014-GC20 Class AAB, 3.655% 4/10/47	628,006	655,679
Series 2014-GC26 Class AAB, 3.365% 11/10/47	2,860,070	2,998,723
Series 2015-GC28 Class AAB, 3.206% 2/10/48	1,963,451	2,054,147
Series 2015-GC30 Class A4, 3.382% 5/10/50	3,541,000	3,868,442
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (c)	6,799,000	6,959,046
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	4,022,000	4,139,446
Series 2013-GC13 Class A/S, 4.2198% 7/10/46 (a)(c)	9,739,000	10,412,317
Series 2013-GC16 Class A/S, 4.649% 11/10/46	1,900,000	2,068,842
Series 2015-GC32 Class A2, 3.062% 7/10/48	253,926	255,355
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A2, 3.1438% 1/15/49	1,674,965	1,682,081
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class ASB, 3.4074% 11/15/47	1,543,010	1,617,341
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C17 Class ASB, 3.705% 1/15/47	617,715	645,923
Series 2014-C22 Class A4, 3.8012% 9/15/47	4,450,000	4,868,272
Series 2013-C17 Class A/S, 4.4584% 1/15/47	6,642,000	7,196,130
JPMCC Commercial Mortgage Securities Trust sequential payer Series 2016-JP4 Class A2, 2.9838% 12/15/49	2,031,900	2,068,439
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2012-C6 Class A/S, 4.1166% 5/15/45	2,097,000	2,172,534
Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (c)	5,520,000	5,636,260
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.1619% 9/15/29 (a)(b)(c)	2,478,000	2,416,782
sequential payer:
Series 2012-C8 Class A3, 2.8291% 10/15/45	2,440,750	2,514,076
Series 2014-C20 Class A3A1, 3.4718% 7/15/47	2,128,685	2,153,518
Series 2013-C10 Class A5, 3.1425% 12/15/47	4,758,068	4,975,046
Series 2013-C13 Class A4, 3.9936% 1/15/46 (a)	3,198,140	3,430,332
Series 2013-C16 Class A/S, 4.5169% 12/15/46	8,570,171	9,290,509
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (c)	2,708,000	2,860,659
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.305% 8/15/37 (a)(b)(c)	911,000	911,570
Morgan Stanley BAML Trust:
sequential payer:
Series 2012-C6 Class A4, 2.858% 11/15/45	4,062,777	4,172,496
Series 2013-C11 Class A4, 4.2977% 8/15/46 (a)	1,443,000	1,548,997
Series 2016-C28 Class A3, 3.272% 1/15/49	1,933,343	2,054,128
Series 2014-C17 Class ASB, 3.477% 8/15/47	2,986,455	3,129,000
Series 2015-C22 Class ASB, 3.04% 4/15/48	1,099,889	1,146,537
Morgan Stanley Capital I Trust:
sequential payer:
Series 2011-C1 Class A4, 5.033% 9/15/47 (a)(c)	1,286,922	1,292,588
Series 2019-MEAD Class A, 3.17% 11/10/36 (c)	3,837,000	3,864,986
Series 2011-C3 Class AJ, 5.4192% 7/15/49 (a)(c)	2,820,000	2,897,272
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.9583% 4/10/46 (a)(b)(c)	3,595,359	3,581,653
sequential payer Series 2012-C2 Class A4, 3.525% 5/10/63	2,703,000	2,792,829
Series 2012-C2 Class ASEC, 4.179% 5/10/63 (c)	2,974,216	3,103,129
Series 2012-C3 Class A/S, 3.814% 8/10/49 (c)	3,319,000	3,455,848
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2012-LC5 Class A3, 2.918% 10/15/45	4,105,866	4,245,880
Series 2015-C27 Class ASB, 3.278% 2/15/48	2,779,645	2,914,266
Series 2017-RC1 Class ASB, 3.453% 1/15/60	3,858,000	4,173,400
Wells Fargo Commercial Mtg Trust 2016-C sequential payer Series 2016-C37 Class A1, 3.103% 12/15/49	2,128,000	2,159,311
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2012-C9 Class A3, 2.87% 11/15/45	3,094,759	3,170,673
Series 2013-C11 Class A5, 3.071% 3/15/45	5,941,000	6,164,848
Series 2013-C12 Class ASB, 2.838% 3/15/48	253,451	258,780
Series 2013-C14 Class A5, 3.337% 6/15/46	7,196,000	7,586,441
Series 2013-C16 Class ASB, 3.963% 9/15/46	703,721	735,350
Series 2014-C22 Class ASB, 3.464% 9/15/57	4,506,290	4,717,657
Series 2013-C11 Class ASB, 2.63% 3/15/45	655,355	667,024
Series 2013-C12 Class A4, 3.198% 3/15/48	1,464,000	1,533,759
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $286,631,969)		288,304,660

Municipal Securities - 0.4%
California Gen. Oblig. Series 2019, 2.4% 10/1/25	4,420,000	4,801,667
Illinois Gen. Oblig. Series 2003, 4.95% 6/1/23	1,875,545	1,915,157
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,320,000	1,423,528
New York Urban Dev. Corp. Rev. Series 2017 D, 2.7% 3/15/23	6,100,000	6,420,372
TOTAL MUNICIPAL SECURITIES
(Cost $13,781,660)		14,560,724

Foreign Government and Government Agency Obligations - 0.1%
United Mexican States 3.25% 4/16/30 (Cost $3,507,220)	$3,525,000	$3,644,850

Bank Notes - 2.0%
BBVA U.S.A.:
2.875% 6/29/22	$8,287,000	$8,525,681
3.5% 6/11/21	3,000,000	3,061,296
CIT Bank NA 2.969% 9/27/25 (a)	6,655,000	6,555,175
Citibank NA:
2.844% 5/20/22 (a)	5,000,000	5,087,408
3.65% 1/23/24	5,000,000	5,498,898
Discover Bank:
3.2% 8/9/21	2,000,000	2,047,110
3.35% 2/6/23	7,557,000	8,012,496
Fifth Third Bank, Cincinnati 2.875% 10/1/21	2,000,000	2,048,468
First Republic Bank 1.912% 2/12/24 (a)	2,692,000	2,771,276
KeyBank NA 3.3% 2/1/22	1,378,000	1,434,930
RBS Citizens NA:
2.25% 4/28/25	4,046,000	4,316,674
2.65% 5/26/22	3,000,000	3,102,732
Truist Bank:
1.5% 3/10/25	7,000,000	7,253,899
2.8% 5/17/22	5,000,000	5,201,682
3.502% 8/2/22 (a)	3,790,000	3,896,645
Wells Fargo Bank NA 2.897% 5/27/22 (a)	5,000,000	5,090,854
TOTAL BANK NOTES
(Cost $71,638,526)		73,905,224
	Shares	Value

Fixed-Income Funds - 0.5%
Fidelity Specialized High Income Central Fund (i)
(Cost $15,405,526)	168,997	16,901,423

Money Market Funds - 6.7%
Fidelity Cash Central Fund 0.12% (j)	235,101,214	235,148,235
Fidelity Securities Lending Cash Central Fund 0.11% (j)(k)	8,798,006	8,798,886
TOTAL MONEY MARKET FUNDS
(Cost $243,947,121)		243,947,121
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $3,589,932,928)		3,684,811,873
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(32,129,899)
NET ASSETS - 100%		$3,652,681,974

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	55	Dec. 2020	$12,151,992	$2,041	$2,041
CBOT 5-Year U.S. Treasury Note Contracts (United States)	989	Dec. 2020	124,644,906	44,376	44,376
TOTAL FUTURES CONTRACTS					$46,417

The notional amount of futures purchased as a percentage of Net Assets is 3.7%

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $769,648,624 or 21.1% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security is on loan at period end.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $701,997.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$600,129
Fidelity Securities Lending Cash Central Fund	2,292
Fidelity Specialized High Income Central Fund	854,487
Total	$1,456,908

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

The value, beginning of period, for the Fidelity Cash Central Fund was $45,365,826. Net realized gain (loss) and change in net unrealized appreciation (depreciation) was $6,019 and $0, respectively. Purchases and sales of the Fidelity Cash Central Fund were $1,642,235,879 and $1,452,459,489, respectively, during the period.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$20,623,877	$16,119,020	$21,136,346	$(413,320)	$1,708,192	$16,901,423	3.2%
Total	$20,623,877	$16,119,020	$21,136,346	$(413,320)	$1,708,192	$16,901,423

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,212,956,036	$--	$2,212,956,036	$--
U.S. Government and Government Agency Obligations	428,707,175	--	428,707,175	--
U.S. Government Agency - Mortgage Securities	57,932,842	--	57,932,842	--
Asset-Backed Securities	235,135,004	--	235,135,004	--
Collateralized Mortgage Obligations	108,816,814	--	108,816,814	--
Commercial Mortgage Securities	288,304,660	--	288,304,660	--
Municipal Securities	14,560,724	--	14,560,724	--
Foreign Government and Government Agency Obligations	3,644,850	--	3,644,850	--
Bank Notes	73,905,224	--	73,905,224	--
Fixed-Income Funds	16,901,423	16,901,423	--	--
Money Market Funds	243,947,121	243,947,121	--	--
Total Investments in Securities:	$3,684,811,873	$260,848,544	$3,423,963,329	$--
Derivative Instruments:
Assets
Futures Contracts	$46,417	$46,417	$--	$--
Total Assets	$46,417	$46,417	$--	$--
Total Derivative Instruments:	$46,417	$46,417	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$46,417	$0
Total Interest Rate Risk	46,417	0
Total Value of Derivatives	$46,417	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.3%
United Kingdom	4.5%
Canada	2.7%
Japan	1.4%
France	1.0%
Others (Individually Less Than 1%)	4.1%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020
Assets
Investment in securities, at value (including securities loaned of $8,642,529) — See accompanying schedule: Unaffiliated issuers (cost $3,330,580,281)	$3,423,963,329
Fidelity Central Funds (cost $259,352,647)	260,848,544
Total Investment in Securities (cost $3,589,932,928)		$3,684,811,873
Cash		39,259
Receivable for investments sold		2,063,847
Receivable for fund shares sold		24,526,460
Interest receivable		17,797,437
Distributions receivable from Fidelity Central Funds		24,298
Receivable for daily variation margin on futures contracts		38,633
Receivable from investment adviser for expense reductions		6,001
Total assets		3,729,307,808
Liabilities
Payable for investments purchased
Regular delivery	$5,007,499
Delayed delivery	993,687
Payable for fund shares redeemed	59,755,308
Distributions payable	547,160
Accrued management fee	889,317
Distribution and service plan fees payable	153,122
Other affiliated payables	480,841
Other payables and accrued expenses	14
Collateral on securities loaned	8,798,886
Total liabilities		76,625,834
Net Assets		$3,652,681,974
Net Assets consist of:
Paid in capital		$3,542,154,017
Total accumulated earnings (loss)		110,527,957
Net Assets		$3,652,681,974
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($368,674,983 ÷ 30,809,782 shares)(a)		$11.97
Maximum offering price per share (100/97.25 of $11.97)		$12.31
Class M:
Net Asset Value and redemption price per share ($167,201,081 ÷ 13,964,746 shares)(a)		$11.97
Maximum offering price per share (100/97.25 of $11.97)		$12.31
Class C:
Net Asset Value and offering price per share ($54,337,242 ÷ 4,551,285 shares)(a)		$11.94
Fidelity Limited Term Bond Fund:
Net Asset Value, offering price and redemption price per share ($2,078,737,293 ÷ 173,279,147 shares)		$12.00
Class I:
Net Asset Value, offering price and redemption price per share ($765,759,624 ÷ 63,819,013 shares)		$12.00
Class Z:
Net Asset Value, offering price and redemption price per share ($217,971,751 ÷ 18,169,902 shares)		$12.00

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2020
Investment Income
Interest		$77,546,116
Income from Fidelity Central Funds (including $2,292 from security lending)		1,192,295
Total income		78,738,411
Expenses
Management fee	$8,811,637
Transfer agent fees	3,438,340
Distribution and service plan fees	1,644,615
Fund wide operations fee	1,414,093
Independent trustees' fees and expenses	9,238
Commitment fees	6,761
Total expenses before reductions	15,324,684
Expense reductions	(49,264)
Total expenses after reductions		15,275,420
Net investment income (loss)		63,462,991
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,489,284
Fidelity Central Funds	(407,301)
Futures contracts	6,172,865
Capital gain distributions from Fidelity Central Funds	264,613
Total net realized gain (loss)		23,519,461
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	45,510,183
Fidelity Central Funds	1,708,193
Futures contracts	(145,241)
Total change in net unrealized appreciation (depreciation)		47,073,135
Net gain (loss)		70,592,596
Net increase (decrease) in net assets resulting from operations		$134,055,587

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2020	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$63,462,991	$58,751,961
Net realized gain (loss)	23,519,461	(527,988)
Change in net unrealized appreciation (depreciation)	47,073,135	85,505,698
Net increase (decrease) in net assets resulting from operations	134,055,587	143,729,671
Distributions to shareholders	(62,533,473)	(57,943,883)
Share transactions - net increase (decrease)	936,534,313	234,957,881
Total increase (decrease) in net assets	1,008,056,427	320,743,669
Net Assets
Beginning of period	2,644,625,547	2,323,881,878
End of period	$3,652,681,974	$2,644,625,547

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Limited Term Bond Fund Class A

Years ended August 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.67	$11.28	$11.54	$11.56	$11.42
Income from Investment Operations
Net investment income (loss)A	.227	.252	.206	.165	.179
Net realized and unrealized gain (loss)	.299	.386	(.264)	(.030)	.132
Total from investment operations	.526	.638	(.058)	.135	.311
Distributions from net investment income	(.226)	(.248)	(.202)	(.155)	(.171)
Total distributions	(.226)	(.248)	(.202)	(.155)	(.171)
Net asset value, end of period	$11.97	$11.67	$11.28	$11.54	$11.56
Total ReturnB,C	4.56%	5.73%	(.50)%	1.18%	2.75%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%	.75%	.76%	.76%	.76%
Expenses net of fee waivers, if any	.75%	.75%	.76%	.76%	.76%
Expenses net of all reductions	.75%	.75%	.76%	.76%	.76%
Net investment income (loss)	1.94%	2.21%	1.81%	1.43%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$368,675	$277,002	$247,562	$289,758	$362,481
Portfolio turnover rateF	54%	29%	37%	39%	50%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Limited Term Bond Fund Class M

Years ended August 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$11.28	$11.54	$11.57	$11.42
Income from Investment Operations
Net investment income (loss)A	.227	.251	.205	.164	.178
Net realized and unrealized gain (loss)	.288	.396	(.264)	(.040)	.142
Total from investment operations	.515	.647	(.059)	.124	.320
Distributions from net investment income	(.225)	(.247)	(.201)	(.154)	(.170)
Total distributions	(.225)	(.247)	(.201)	(.154)	(.170)
Net asset value, end of period	$11.97	$11.68	$11.28	$11.54	$11.57
Total ReturnB,C	4.47%	5.81%	(.51)%	1.09%	2.83%
Ratios to Average Net AssetsD,E
Expenses before reductions	.76%	.76%	.76%	.76%	.76%
Expenses net of fee waivers, if any	.76%	.76%	.76%	.76%	.76%
Expenses net of all reductions	.76%	.76%	.76%	.76%	.76%
Net investment income (loss)	1.93%	2.21%	1.80%	1.42%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$167,201	$167,670	$158,027	$174,571	$191,505
Portfolio turnover rateF	54%	29%	37%	39%	50%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Limited Term Bond Fund Class C

Years ended August 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.65	$11.25	$11.51	$11.54	$11.39
Income from Investment Operations
Net investment income (loss)A	.134	.162	.117	.075	.090
Net realized and unrealized gain (loss)	.289	.396	(.264)	(.039)	.142
Total from investment operations	.423	.558	(.147)	.036	.232
Distributions from net investment income	(.133)	(.158)	(.113)	(.066)	(.082)
Total distributions	(.133)	(.158)	(.113)	(.066)	(.082)
Net asset value, end of period	$11.94	$11.65	$11.25	$11.51	$11.54
Total ReturnB,C	3.66%	5.01%	(1.28)%	.32%	2.05%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.54%	1.54%	1.53%	1.53%	1.53%
Expenses net of fee waivers, if any	1.54%	1.54%	1.53%	1.53%	1.53%
Expenses net of all reductions	1.54%	1.54%	1.53%	1.53%	1.53%
Net investment income (loss)	1.15%	1.42%	1.03%	.66%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$54,337	$47,710	$63,105	$79,249	$97,987
Portfolio turnover rateF	54%	29%	37%	39%	50%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Limited Term Bond Fund

Years ended August 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.70	$11.31	$11.56	$11.59	$11.45
Income from Investment Operations
Net investment income (loss)A	.263	.287	.241	.200	.214
Net realized and unrealized gain (loss)	.299	.386	(.254)	(.039)	.133
Total from investment operations	.562	.673	(.013)	.161	.347
Distributions from net investment income	(.262)	(.283)	(.237)	(.191)	(.207)
Total distributions	(.262)	(.283)	(.237)	(.191)	(.207)
Net asset value, end of period	$12.00	$11.70	$11.31	$11.56	$11.59
Total ReturnB,C	4.87%	6.04%	(.10)%	1.40%	3.06%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.24%	2.52%	2.11%	1.74%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$2,078,737	$1,563,504	$1,333,186	$1,643,205	$1,315,947
Portfolio turnover rateF	54%	29%	37%	39%	50%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Limited Term Bond Fund Class I

Years ended August 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.70	$11.31	$11.57	$11.60	$11.45
Income from Investment Operations
Net investment income (loss)A	.257	.282	.236	.194	.209
Net realized and unrealized gain (loss)	.299	.386	(.264)	(.039)	.142
Total from investment operations	.556	.668	(.028)	.155	.351
Distributions from net investment income	(.256)	(.278)	(.232)	(.185)	(.201)
Total distributions	(.256)	(.278)	(.232)	(.185)	(.201)
Net asset value, end of period	$12.00	$11.70	$11.31	$11.57	$11.60
Total ReturnB	4.82%	5.99%	(.24)%	1.36%	3.10%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	2.20%	2.47%	2.07%	1.69%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$765,760	$524,068	$522,002	$605,310	$537,585
Portfolio turnover rateE	54%	29%	37%	39%	50%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Limited Term Bond Fund Class Z

Years ended August 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.70	$11.28
Income from Investment Operations
Net investment income (loss)B	.273	.273
Net realized and unrealized gain (loss)	.299	.415
Total from investment operations	.572	.688
Distributions from net investment income	(.272)	(.268)
Total distributions	(.272)	(.268)
Net asset value, end of period	$12.00	$11.70
Total ReturnC,D	4.97%	6.18%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%	.40%G
Expenses net of fee waivers, if any	.36%	.36%G
Expenses net of all reductions	.36%	.36%G
Net investment income (loss)	2.33%	2.62%G
Supplemental Data
Net assets, end of period (000 omitted)	$217,972	$64,672
Portfolio turnover rateH	54%	29%

 A For the period October 2, 2018 (commencement of sale of shares) to August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2020

1. Organization.

Fidelity Advisor Limited Term Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Limited Term Bond Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	FMR	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from Underlying Funds, futures contracts, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$105,214,047
Gross unrealized depreciation	(8,528,491)
Net unrealized appreciation (depreciation)	$96,685,556
Tax Cost	$3,588,126,317

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$7,191,912
Undistributed long-term capital gain	$6,650,489
Net unrealized appreciation (depreciation) on securities and other investments	$96,685,556

The tax character of distributions paid was as follows:

	August 31, 2020	August 31, 2019
Ordinary Income	$62,533,473	$ 57,943,883

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Limited Term Bond Fund	1,380,743,894	897,228,147

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .30% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$746,620	$98,150
Class M	-%	.25%	409,622	6,737
Class C	.75%	.25%	488,373	57,940
			$1,644,615	$162,827

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$35,956
Class M	4,129
Class C(a)	5,146
$45,231

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Limited Term Bond Fund and Class Z. FIIOC receives an asset-based fee of Fidelity Limited Term Bond Fund's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$451,091.15
Class M	257,341.16
Class C	94,541.19
Fidelity Limited Term Bond Fund	1,712,300.10
Class I	869,599.15
Class Z	53,468.05
	$3,438,340

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .05% of average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Advisor Limited Term Bond Fund	$6,761

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $278. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from the Fidelity Securities Lending Cash Central Fund during the period is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2021. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$41,947

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $7,230. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class A	$87

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2020	Year ended August 31, 2019(a)
Distributions to shareholders
Class A	$5,708,175	$5,493,290
Class M	3,152,438	3,417,505
Class C	550,948	779,480
Fidelity Limited Term Bond Fund	37,913,350	35,472,440
Class I	12,835,161	12,078,852
Class Z	2,373,401	702,316
Total	$62,533,473	$57,943,883

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to August 31, 2019.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2020	Year ended August 31, 2019(a)	Year ended August 31, 2020	Year ended August 31, 2019(a)
Class A
Shares sold	19,599,733	11,552,219	$230,687,651	$131,626,867
Reinvestment of distributions	465,597	461,264	5,461,523	5,262,323
Shares redeemed	(12,987,043)	(10,234,910)	(151,961,883)	(116,325,689)
Net increase (decrease)	7,078,287	1,778,573	$84,187,291	$20,563,501
Class M
Shares sold	6,002,331	4,603,849	$70,312,183	$52,510,642
Reinvestment of distributions	249,251	275,609	2,923,428	3,145,065
Shares redeemed	(6,643,207)	(4,527,943)	(77,556,834)	(51,444,440)
Net increase (decrease)	(391,625)	351,515	$(4,321,223)	$4,211,267
Class C
Shares sold	2,052,618	1,725,826	$24,019,949	$19,548,701
Reinvestment of distributions	44,690	64,979	522,357	738,206
Shares redeemed	(1,642,821)	(3,302,559)	(19,134,786)	(37,528,421)
Net increase (decrease)	454,487	(1,511,754)	$5,407,520	$(17,241,514)
Fidelity Limited Term Bond Fund
Shares sold	102,833,997	57,322,900	$1,213,710,119	$653,150,832
Reinvestment of distributions	2,845,325	2,729,640	33,464,037	31,220,482
Shares redeemed	(66,010,570)	(44,361,231)	(771,304,361)	(505,249,691)
Net increase (decrease)	39,668,752	15,691,309	$475,869,795	$179,121,623
Class I
Shares sold	37,639,524	19,780,026	$443,512,546	$225,899,082
Reinvestment of distributions	980,937	902,980	11,539,991	10,326,420
Shares redeemed	(19,577,061)	(22,069,110)	(228,487,907)	(251,108,750)
Net increase (decrease)	19,043,400	(1,386,104)	$226,564,630	$(14,883,248)
Class Z
Shares sold	15,149,089	6,563,652	$178,044,512	$75,033,825
Reinvestment of distributions	136,719	43,995	1,612,705	507,096
Shares redeemed	(2,642,550)	(1,081,003)	(30,830,917)	(12,354,669)
Net increase (decrease)	12,643,258	5,526,644	$148,826,300	$63,186,252

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to August 31, 2019.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

14. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Limited Term Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Advisor Limited Term Bond Fund (one of the funds constituting Fidelity Advisor Series II, referred to hereafter as the “Fund”) as of August 31, 2020, the related statement of operations for the year ended August 31, 2020, the statement of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 9, 2020

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 278 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2016

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2016

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Fidelity Advisor Limited Term Bond Fund
Class A	.75%
Actual		$1,000.00	$1,022.40	$3.81
Hypothetical-C		$1,000.00	$1,021.37	$3.81
Class M	.75%
Actual		$1,000.00	$1,021.60	$3.81
Hypothetical-C		$1,000.00	$1,021.37	$3.81
Class C	1.53%
Actual		$1,000.00	$1,018.50	$7.76
Hypothetical-C		$1,000.00	$1,017.44	$7.76
Fidelity Limited Term Bond Fund	.45%
Actual		$1,000.00	$1,023.90	$2.29
Hypothetical-C		$1,000.00	$1,022.87	$2.29
Class I	.49%
Actual		$1,000.00	$1,023.70	$2.49
Hypothetical-C		$1,000.00	$1,022.67	$2.49
Class Z	.36%
Actual		$1,000.00	$1,024.40	$1.83
Hypothetical-C		$1,000.00	$1,023.33	$1.83

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Limited Term Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Advisor Limited Term Bond Fund
Class A	10/12/20	10/09/20	$0.044
Class M	10/12/20	10/09/20	$0.044
Class C	10/12/20	10/09/20	$0.044
Fidelity Limited Term Bond Fund	10/12/20	10/09/20	$0.044
Class I	10/12/20	10/09/20	$0.044
Class Z	10/12/20	10/09/20	$0.044

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2020, $6,650,489, or, if subsequently determined to be different, the net capital gain of such year.

A total of 4.97% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $35,875,159 of distributions paid during the period January 1, 2020 to August 31, 2020 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

LTB-ANN-1020
1.539398.123

Fidelity Advisor® Mortgage Securities Fund

Annual Report

August 31, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
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Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2020	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	0.31%	1.95%	2.44%
Class M (incl. 4.00% sales charge)	0.21%	1.94%	2.44%
Class C (incl. contingent deferred sales charge)	2.59%	2.02%	2.10%
Fidelity® Mortgage Securities Fund	4.84%	3.16%	3.21%
Class I	4.72%	3.10%	3.16%
Class Z	4.85%	3.17%	3.19%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Mortgage Securities Fund - Class A on August 31, 2010, and the current 4.00% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. MBS Index performed over the same period.

Period Ending Values
$12,723	Fidelity Advisor® Mortgage Securities Fund - Class A
$13,411	Bloomberg Barclays U.S. MBS Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds rose strongly for the 12 months ending August 31, 2020, led by corporate bonds early and late in the period, and by U.S. Treasuries in March, as investors sought safer havens amid the market shock of the coronavirus pandemic. The Bloomberg Barclays U.S. Aggregate Bond Index gained 6.47% for the year. Corporate bonds advanced through January 2020, as spreads remained narrow and market yields held roughly steady. Yields then plunged in February and spreads widened due to robust investor demand for relatively safer assets – especially U.S. Treasury bonds – as the outbreak and spread of the coronavirus threatened global economic growth and corporate earnings, leading to pockets of market illiquidity in March. Aggressive intervention by the U.S. Federal Reserve boosted liquidity and led to a broad rally for fixed-income assets from April through July. Yields then rose and spreads widened in August, amid strong issuance of new corporate bonds. Within the Bloomberg Barclays index, corporate bonds gained 7.50% for the period, topping the 6.98% advance of U.S. Treasuries. Conversely, agency mortgage-backed securities (+4.54%) lagged the broader market, as did other securitized sectors. Outside the index, U.S. corporate high-yield bonds gained 3.62%, while Treasury Inflation-Protected Securities (TIPS) rose 8.99%.

Comments from Co-Portfolio Managers Franco Castagliuolo and Sean Corcoran:  For the fiscal year, the fund's share classes (excluding sales charges, if applicable) gained roughly 4% to 5%, compared with 4.54% for the benchmark, the Bloomberg Barclays U.S. MBS Index. In managing the fund the past 12 months, we attempted to exploit market inefficiencies and identify attractively valued securities in accordance with our longer-term strategy. In doing so, we added value with timely purchases of certain MBS during the bond market's late-winter/early-spring distress, when spreads widened, as well as with sales of them when spreads narrowed. Security selection was another plus. We were rewarded for overweighting securities made up of 30-year loans with relatively low interest rates (3% and below) and to securities made up of 15-year loans. Our exposure to non-agency residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS) further aided our relative result. We also added value by keeping the fund’s duration longer than that of the benchmark. Using swaptions to manage the fund's exposure to interest rate volatility also contributed on a relative basis. In contrast, the fund's exposure to specified MBS pools modestly detracted on a relative basis.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2020

% of fund's investments
Zero coupon bonds	0.0
0.01 - 0.99%	1.2
1 - 1.99%	2.7
2 - 2.99%	13.7
3 - 3.99%	43.5
4 - 4.99%	17.2
5 - 5.99%	1.6
6 - 6.99%	0.5
7% and above	0.2

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2020*,**,***
Mortgage Securities	99.9%
CMOs and Other Mortgage Related Securities	9.5%
Asset-Backed Securities	2.7%
Short-Term Investments and Net Other Assets (Liabilities)†	(12.1)%

 * Foreign investments - 0.8%

 ** Futures and Swaps - 13.9%

 *** Written options - (3.5)%

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments August 31, 2020

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 114.1%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 36.0%
12 month U.S. LIBOR + 1.440% 3.384% 4/1/37 (a)(b)	35	37
12 month U.S. LIBOR + 1.490% 3.339% 1/1/35 (a)(b)	42	44
12 month U.S. LIBOR + 1.530% 3.535% 3/1/36 (a)(b)	20	21
12 month U.S. LIBOR + 1.550% 2.553% 6/1/36 (a)(b)	5	5
12 month U.S. LIBOR + 1.620% 2.698% 5/1/36 (a)(b)	94	98
12 month U.S. LIBOR + 1.660% 3.287% 11/1/36 (a)(b)	9	10
12 month U.S. LIBOR + 1.680% 3.435% 4/1/36 (a)(b)	44	46
12 month U.S. LIBOR + 1.710% 2.671% 8/1/35 (a)(b)	74	77
12 month U.S. LIBOR + 1.730% 2.972% 5/1/36 (a)(b)	6	6
12 month U.S. LIBOR + 1.740% 3.757% 3/1/40 (a)(b)	28	29
12 month U.S. LIBOR + 1.750% 3.545% 8/1/41 (a)(b)	18	19
12 month U.S. LIBOR + 1.750% 3.603% 7/1/35 (a)(b)	9	9
12 month U.S. LIBOR + 1.800% 3.666% 12/1/40 (a)(b)	727	761
12 month U.S. LIBOR + 1.800% 3.814% 1/1/42 (a)(b)	46	48
12 month U.S. LIBOR + 1.810% 3.825% 2/1/42 (a)(b)	50	52
U.S. TREASURY 1 YEAR INDEX + 1.720% 2.1% 7/1/35 (a)(b)	0	0
U.S. TREASURY 1 YEAR INDEX + 2.200% 3.708% 3/1/35 (a)(b)	4	5
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.143% 6/1/36 (a)(b)	59	62
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.259% 10/1/33 (a)(b)	12	12
2.5% 5/1/31 to 7/1/50	26,173	27,666
3% 8/1/27 to 7/1/50 (c)(d)(e)	120,985	128,774
3.5% 7/1/32 to 5/1/50	110,114	117,454
4% 5/1/29 to 2/1/50	37,110	40,061
4.5% 5/1/25 to 9/1/49	15,120	16,780
5% 10/1/21 to 2/1/49	4,923	5,593
5.249% 8/1/41 (a)	360	406
6.5% 12/1/23 to 5/1/38	311	356
6.567% 2/1/39 (a)	257	283
7% to 7% 9/1/21 to 5/1/30	287	328
7.5% to 7.5% 8/1/22 to 9/1/32	247	289
8% 12/1/29 to 3/1/37	11	14
8.5% 2/1/22 to 3/1/23	8	8
9% 10/1/30	81	96
9.5% 6/1/22 to 8/1/22	0	0
		339,449
Freddie Mac - 23.0%
12 month U.S. LIBOR + 1.500% 3.464% 3/1/36 (a)(b)	74	77
12 month U.S. LIBOR + 1.510% 3.39% 11/1/35 (a)(b)	25	26
12 month U.S. LIBOR + 1.750% 3.751% 12/1/40 (a)(b)	304	317
12 month U.S. LIBOR + 1.750% 3.841% 9/1/41 (a)(b)	97	100
12 month U.S. LIBOR + 1.790% 3.793% 4/1/37 (a)(b)	6	6
12 month U.S. LIBOR + 1.870% 3.376% 10/1/42 (a)(b)	49	51
12 month U.S. LIBOR + 1.960% 2.85% 6/1/33 (a)(b)	145	152
12 month U.S. LIBOR + 2.040% 2.97% 7/1/36 (a)(b)	37	38
12 month U.S. LIBOR + 2.200% 4.325% 12/1/36 (a)(b)	62	65
6 month U.S. LIBOR + 1.720% 2.274% 8/1/37 (a)(b)	37	39
6 month U.S. LIBOR + 1.830% 3.58% 5/1/37 (a)(b)	10	10
6 month U.S. LIBOR + 2.020% 3.135% 6/1/37 (a)(b)	172	180
6 month U.S. LIBOR + 2.040% 3.165% 6/1/37 (a)(b)	15	16
6 month U.S. LIBOR + 2.680% 4.001% 10/1/35 (a)(b)	5	5
U.S. TREASURY 1 YEAR INDEX + 2.230% 2.731% 5/1/34 (a)(b)	2	2
2.5% 6/1/31 to 7/1/50	17,350	18,299
3% 4/1/32 to 6/1/50	26,860	28,687
3.5% 3/1/32 to 4/1/50	87,545	93,876
3.5% 8/1/47	71	77
4% 1/1/36 to 4/1/49	50,085	54,488
4% 4/1/48	103	110
4.5% 7/1/25 to 12/1/48	13,614	15,090
5% 7/1/33 to 7/1/41	1,487	1,695
5.5% 6/1/22	49	50
6% 3/1/24 to 6/1/39	575	668
6.5% 4/1/21 to 9/1/39	842	962
7% 6/1/21 to 9/1/36	389	451
7.5% 1/1/27 to 7/1/34	601	700
		216,237
Ginnie Mae - 21.7%
3% 6/15/42 to 4/15/45	3,458	3,720
3.5% 9/20/40 to 2/20/47	60,194	65,041
4% 7/20/33 to 5/20/49	53,058	57,774
4.5% 8/15/33 to 4/20/47	17,316	19,312
5.5% 12/15/38 to 9/15/39	273	320
6.5% 10/15/34 to 7/15/36	95	111
7% to 7% 2/15/24 to 4/20/32	341	391
7.5% to 7.5% 2/15/22 to 12/15/29	77	87
8% 11/15/21 to 10/15/25	30	33
8.5% 11/15/27 to 10/15/28	34	38
2% 9/1/50 (f)	850	880
2% 9/1/50 (f)	850	880
2.5% 9/1/50 (f)	5,700	6,007
2.5% 9/1/50 (f)	6,100	6,429
3% 9/1/50 (f)	11,000	11,585
3% 9/1/50 (f)	8,700	9,163
3% 9/1/50 (f)	18,200	19,168
5% 9/20/33 to 4/20/48	2,954	3,343
		204,282
Uniform Mortgage Backed Securities - 33.4%
2% 9/1/35 (f)	10,100	10,511
2% 9/1/35 (f)	9,800	10,198
2% 9/1/35 (f)	4,700	4,891
2% 9/1/35 (f)	2,200	2,289
2% 9/1/35 (f)	2,200	2,289
2% 9/1/50 (f)	14,250	14,692
2% 9/1/50 (f)	13,400	13,815
2% 9/1/50 (f)	3,200	3,299
2% 9/1/50 (f)	6,400	6,598
2% 9/1/50 (f)	7,700	7,939
2% 9/1/50 (f)	7,700	7,939
2.5% 9/1/50 (f)	24,400	25,684
2.5% 9/1/50 (f)	18,200	19,158
2.5% 9/1/50 (f)	2,250	2,368
3% 9/1/50 (f)	9,500	10,019
3% 9/1/50 (f)	1,400	1,477
3% 9/1/50 (f)	550	580
3% 9/1/50 (f)	1,000	1,055
3% 9/1/50 (f)	4,100	4,324
3% 9/1/50 (f)	4,750	5,010
3% 9/1/50 (f)	4,650	4,904
3% 9/1/50 (f)	9,400	9,914
3% 9/1/50 (f)	11,000	11,601
3% 9/1/50 (f)	4,650	4,904
3% 9/1/50 (f)	11,000	11,601
3% 10/1/50 (f)	16,500	17,374
3% 10/1/50 (f)	9,450	9,951
3% 10/1/50 (f)	6,900	7,266
3% 10/1/50 (f)	7,950	8,371
3% 10/1/50 (f)	7,950	8,371
3.5% 9/1/50 (f)	6,500	6,856
3.5% 9/1/50 (f)	11,400	12,024
3.5% 9/1/50 (f)	8,100	8,543
3.5% 9/1/50 (f)	6,900	7,278
3.5% 9/1/50 (f)	3,100	3,270
3.5% 10/1/50 (f)	7,700	8,127
3.5% 10/1/50 (f)	11,600	12,244
4% 9/1/50 (f)	7,400	7,887
		314,621
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,051,794)		1,074,589

Asset-Backed Securities - 2.7%
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 0.5351% 10/25/35 (a)(b)	$751	$730
Carvana Auto Receivables Trust Series 2019-4A:
Class A2, 2.2% 7/15/22 (g)	111	112
Class A3, 2.3% 9/15/23 (g)	704	713
Cascade Funding Mortgage Trust Series 2020-HB2 Class A, 3.4047% 4/25/30 (g)	2,190	2,213
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 1.5251% 10/25/37 (a)(b)(g)	2,017	2,019
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (g)	364	364
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3 Class A, 3.82% 1/15/26 (g)	563	568
Series 2019-HP1 Class A, 2.59% 12/15/26 (g)	1,428	1,440
Series 2019-P1 Class A, 2.94% 7/15/26 (g)	303	305
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	4,023	4,536
GMF Floorplan Owner Revolving Trust Series 2018-4 Class A2, 1 month U.S. LIBOR + 0.410% 0.5719% 9/15/23 (a)(b)(g)	325	325
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (g)(h)	21	7
Hertz Fleet Lease Funding LP Series 2017-1 Class A1, 1 month U.S. LIBOR + 0.650% 0.8054% 4/10/31 (a)(b)(g)	390	389
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (g)	450	481
Nationstar HECM Loan Trust:
Series 2018-2A Class A, 3.1877% 7/25/28 (g)	292	292
Series 2018-3A Class A 3.5545% 11/25/28 (g)	1,497	1,498
Series 2019-1A Class A, 2.6513% 6/25/29 (g)	1,565	1,570
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 1.0445% 7/25/25 (a)(b)	70	70
Prosper Marketplace Issuance Trust Series 2019-3A Class A, 3.19% 7/15/25 (g)	886	891
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (g)	749	805
Series 2018-6 Class A1A, 3.75% 3/25/58 (g)	3,594	3,787
Series 2019-1 Class A1, 3.75% 3/25/58 (g)	1,621	1,755
World Omni Automobile Lease Securitization Trust Series 2020-A Class A2, 1.71% 11/15/22	146	147
TOTAL ASSET-BACKED SECURITIES
(Cost $24,011)		25,017

Collateralized Mortgage Obligations - 4.8%
Private Sponsor - 1.2%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 0.3116% 6/27/36 (a)(b)(g)	473	471
BCAP LLC Trust sequential payer:
Series 2010-RR2 Class 5A2, 5% 12/26/36 (g)	$48	$47
Series 2012-RR5 Class 8A5, 0.5868% 7/26/36 (a)(g)	107	105
Citigroup Mortgage Loan Trust sequential payer:
Series 2009-5 Class 5A1, 3.7542% 1/25/37 (a)(g)	24	24
Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(g)	1,325	1,325
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 0.4828% 5/27/37 (a)(b)(g)	1,159	1,093
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (a)(b)(g)(h)	139	0
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(g)	90	90
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.7% 8/25/60 (a)(b)(g)	555	554
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 0.695% 10/15/54 (a)(b)(g)	574	574
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 1.128% 12/22/69 (a)(b)(g)	491	492
Series 2019-2A Class 1A, 2.71% 12/22/69 (g)	2,972	3,013
Permanent Master Issuer PLC floater:
Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 0.655% 7/15/58 (a)(b)(g)	675	675
Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 0.825% 7/15/58 (a)(b)(g)	330	330
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (g)	271	275
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.8414% 1/21/70 (a)(b)(g)	1,128	1,128
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.8151% 9/25/43 (a)(b)	1,090	1,036
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 3.0171% 9/25/33 (a)	138	136
		11,368
U.S. Government Agency - 3.6%
Fannie Mae:
floater Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 7.9249% 12/25/33 (a)(i)(j)	108	31
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	170	189
Series 1999-32 Class PL, 6% 7/25/29	170	191
Series 1999-33 Class PK, 6% 7/25/29	129	144
Series 2001-52 Class YZ, 6.5% 10/25/31	17	20
Series 2005-39 Class TE, 5% 5/25/35	280	314
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.0947% 8/25/35 (a)(j)	12	17
Series 2012-149:
Class DA, 1.75% 1/25/43	132	136
Class GA, 1.75% 6/25/42	141	146
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	173	194
Series 2001-31 Class ZC, 6.5% 7/25/31	82	96
Series 2002-16 Class ZD, 6.5% 4/25/32	31	37
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.3749% 11/25/32 (a)(i)(j)	62	10
Series 2012-67 Class AI, 4.5% 7/25/27 (i)	150	10
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.4649% 12/25/36 (a)(i)(j)	76	21
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.2649% 5/25/37 (a)(i)(j)	41	10
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.3045% 9/25/23 (a)(j)	6	7
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 7.9249% 3/25/33 (a)(i)(j)	30	8
Series 2005-79 Class ZC, 5.9% 9/25/35	215	246
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 39.5692% 6/25/37 (a)(j)	144	314
Series 2007-66 Class SB, 39.600% - 1 month U.S. LIBOR 38.5492% 7/25/37 (a)(j)	40	78
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.1749% 3/25/38 (a)(i)(j)	216	47
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.8749% 12/25/40 (a)(i)(j)	205	43
Class ZA, 4.5% 12/25/40	115	126
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	162	10
Series 2010-150 Class ZC, 4.75% 1/25/41	803	898
Series 2010-95 Class ZC, 5% 9/25/40	1,734	1,962
Series 2011-4 Class PZ, 5% 2/25/41	358	407
Series 2011-67 Class AI, 4% 7/25/26 (i)	49	3
Series 2011-83 Class DI, 6% 9/25/26 (i)	26	1
Series 2012-100 Class WI, 3% 9/25/27 (i)	537	33
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.4749% 12/25/30 (a)(i)(j)	176	12
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.3749% 6/25/41 (a)(i)(j)	207	17
Series 2013-133 Class IB, 3% 4/25/32 (i)	367	12
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.8749% 1/25/44 (a)(i)(j)	186	29
Series 2013-51 Class GI, 3% 10/25/32 (i)	166	12
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.5449% 6/25/35 (a)(i)(j)	213	45
Series 2015-42 Class IL, 6% 6/25/45 (i)	874	178
Series 2015-70 Class JC, 3% 10/25/45	1,094	1,167
Series 2017-30 Class AI, 5.5% 5/25/47 (i)	489	95
Fannie Mae Stripped Mortgage-Backed Securities:
Series 348 Class 14, 6.5% 8/25/34 (a)(i)	61	14
Series 351:
Class 12, 5.5% 4/25/34 (a)(i)	39	7
Class 13, 6% 3/25/34 (i)	54	10
Series 359 Class 19, 6% 7/25/35 (a)(i)	33	7
Series 384 Class 6, 5% 7/25/37 (i)	118	20
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	204	228
Series 2104 Class PG, 6% 12/15/28	57	64
Series 2121 Class MG, 6% 2/15/29	82	91
Series 2154 Class PT, 6% 5/15/29	149	167
Series 2162 Class PH, 6% 6/15/29	19	21
Series 2520 Class BE, 6% 11/15/32	113	130
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 7.4381% 3/15/23 (a)(i)(j)	1	0
Series 2693 Class MD, 5.5% 10/15/33	1,881	2,181
Series 2802 Class OB, 6% 5/15/34	309	348
Series 3002 Class NE, 5% 7/15/35	177	198
Series 3189 Class PD, 6% 7/15/36	163	195
Series 3415 Class PC, 5% 12/15/37	50	56
Series 3786 Class HI, 4% 3/15/38 (i)	104	3
Series 3806 Class UP, 4.5% 2/15/41	450	497
Series 3832 Class PE, 5% 3/15/41	762	861
Series 4135 Class AB, 1.75% 6/15/42	107	110
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	27	31
Series 2135 Class JE, 6% 3/15/29	98	111
Series 2274 Class ZM, 6.5% 1/15/31	56	64
Series 2281 Class ZB, 6% 3/15/30	37	41
Series 2357 Class ZB, 6.5% 9/15/31	110	130
Series 2502 Class ZC, 6% 9/15/32	105	121
Series 3871 Class KB, 5.5% 6/15/41	631	755
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.4381% 2/15/36 (a)(i)(j)	51	11
Series 1658 Class GZ, 7% 1/15/24	73	79
Series 2013-4281 Class AI, 4% 12/15/28 (i)	321	17
Series 2017-4683 Class LM, 3% 5/15/47	957	1,015
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 8.0381% 11/15/31 (a)(i)(j)	342	54
Series 2587 Class IM, 6.5% 3/15/33 (i)	54	11
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 45.7478% 8/15/24 (a)(j)	1	1
Class SD, 86.400% - 1 month U.S. LIBOR 84.3455% 8/15/24 (a)(j)	1	2
Series 2933 Class ZM, 5.75% 2/15/35	469	558
Series 2935 Class ZK, 5.5% 2/15/35	588	673
Series 2947 Class XZ, 6% 3/15/35	259	301
Series 2996 Class ZD, 5.5% 6/15/35	345	411
Series 3237 Class C, 5.5% 11/15/36	489	569
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.4981% 11/15/36 (a)(i)(j)	174	43
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.5881% 3/15/37 (a)(i)(j)	250	66
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.5981% 4/15/37 (a)(i)(j)	348	94
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.4181% 6/15/37 (a)(i)(j)	155	36
Series 3949 Class MK, 4.5% 10/15/34	124	137
Series 3955 Class YI, 3% 11/15/21 (i)	65	1
Series 4055 Class BI, 3.5% 5/15/31 (i)	327	12
Series 4149 Class IO, 3% 1/15/33 (i)	82	8
Series 4314 Class AI, 5% 3/15/34 (i)	110	8
Series 4427 Class LI, 3.5% 2/15/34 (i)	635	34
Series 4471 Class PA 4% 12/15/40	877	939
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	77	89
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	1,404	1,552
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	337	368
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5281% 6/16/37 (a)(i)(j)	84	21
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.5026% 7/20/60 (a)(b)(k)	178	177
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.4638% 9/20/60 (a)(b)(k)	217	216
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.4638% 8/20/60 (a)(b)(k)	227	226
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.6638% 4/20/61 (a)(b)(k)	82	82
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.8138% 5/20/61 (a)(b)(k)	10	10
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.684% 12/20/40 (a)(j)	873	1,048
Series 2011-136 Class WI, 4.5% 5/20/40 (i)	93	6
Series 2016-69 Class WA, 3% 2/20/46	527	561
Series 2017-134 Class BA, 2.5% 11/20/46	162	169
sequential payer:
Series 2002-42 Class ZA, 6% 6/20/32	127	147
Series 2004-24 Class ZM, 5% 4/20/34	263	300
Series 2010-160 Class DY, 4% 12/20/40	1,625	1,795
Series 2010-170 Class B, 4% 12/20/40	362	400
Series 2017-139 Class BA, 3% 9/20/47	2,112	2,265
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.3381% 5/16/34 (a)(i)(j)	150	32
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.0381% 8/17/34 (a)(i)(j)	52	13
Series 2011-52 Class HI, 7% 4/16/41 (i)	599	122
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.5381% 6/16/42 (a)(i)(j)	275	63
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.456% 4/20/39 (a)(j)	76	79
Class ST, 8.800% - 1 month U.S. LIBOR 8.5893% 8/20/39 (a)(j)	302	310
Series 2013-149 Class MA, 2.5% 5/20/40	1,913	2,000
Series 2015-H13 Class HA, 2.5% 8/20/64 (k)	284	286
Series 2015-H17 Class HA, 2.5% 5/20/65 (k)	145	145
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.52% 8/20/66 (a)(b)(k)	2,951	2,922
		34,261
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $44,216)		45,629

Commercial Mortgage Securities - 4.7%
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (g)	525	512
Series 2019-BPR Class BNM, 3.465% 11/5/32 (g)	118	106
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	400	459
Series 2019-BN24 Class A3, 2.96% 11/15/62	500	558
Benchmark Mortgage Trust:
sequential payer Series 2019-B13 Class A4, 2.952% 8/15/57	236	262
Series 2019-B14 Class XA, 0.915% 12/15/62 (a)(i)	7,300	384
BX Commercial Mortgage Trust floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.9619% 12/15/36 (a)(b)(g)	799	797
BX Trust floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1619% 4/15/34 (a)(b)(g)	178	171
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.1119% 11/15/36 (a)(b)(g)	390	386
Class B, 1 month U.S. LIBOR + 1.250% 1.4119% 11/15/36 (a)(b)(g)	500	487
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.2819% 6/15/34 (a)(b)(g)	1,302	1,240
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 1.0412% 9/10/58 (a)(i)	17,170	636
Series 2016-P6 Class XA, 0.9245% 12/10/49 (a)(i)	17,411	499
COMM Mortgage Trust:
sequential payer Series 2013-CR7 Class AM, 3.314% 3/10/46 (g)	304	318
Series 2014-CR20 Class XA, 1.1745% 11/10/47 (a)(i)	4,132	145
Series 2014-LC17 Class XA, 0.8771% 10/10/47 (a)(i)	14,002	327
Series 2014-UBS6 Class XA, 1.0375% 12/10/47 (a)(i)	10,391	309
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 1.0419% 12/15/31 (a)(b)(g)	2,001	1,985
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.1419% 5/15/36 (a)(b)(g)	8,761	8,777
Series 2018-SITE Class A, 4.284% 4/15/36 (g)	672	659
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.6119% 9/15/31 (a)(b)(g)	9,113	8,503
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.2519% 10/15/31 (a)(b)(g)	562	552
sequential payer Series 2019-GC39 Class A4, 3.567% 5/10/52	300	345
Series 2014-GC20 Class XA, 1.2196% 4/10/47 (a)(i)	4,196	103
Series 2015-GC34 Class XA, 1.4026% 10/10/48 (a)(i)	8,448	423
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14 Class A/S, 4.4093% 8/15/46	700	751
Series 2014-C19 Class XA, 0.901% 4/15/47 (a)(i)	3,447	59
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A/S, 4.1166% 5/15/45	200	207
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (g)	899	950
Class XAFX, 1.2948% 7/5/33 (a)(g)(i)	7,720	221
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.2189% 10/15/48 (a)(i)	10,180	424
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 1.0119% 8/15/33 (a)(b)(g)	2,179	2,124
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (g)	1,140	1,148
Series 2019-MEAD Class B, 3.283% 11/10/36 (a)(g)	165	158
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 1.3119% 3/15/36 (a)(b)(g)	77	73
Class B, 1 month U.S. LIBOR + 1.550% 1.7119% 3/15/36 (a)(b)(g)	2,917	2,705
Class C, 1 month U.S. LIBOR + 2.100% 2.2619% 3/15/36 (a)(b)(g)	600	546
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.2009% 12/15/50 (a)(i)	13,160	731
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.9583% 4/10/46 (a)(b)(g)	1,215	1,211
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2016-LC24 Class A3, 2.684% 10/15/49	900	964
Series 2015-C31 Class XA, 1.1409% 11/15/48 (a)(i)	8,854	379
Series 2017-C42 Class XA, 1.0317% 12/15/50 (a)(i)	15,475	829
Series 2018-C46 Class XA, 1.1073% 8/15/51 (a)(i)	10,212	515
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 0.8819% 6/15/46 (a)(b)(g)	1,112	1,110
Series 2014-C24 Class XA, 0.9799% 11/15/47 (a)(i)	6,317	166
Series 2014-LC14 Class XA, 1.3642% 3/15/47 (a)(i)	7,234	229
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $45,400)		44,443
	Shares	Value (000s)

Money Market Funds - 12.5%
Fidelity Cash Central Fund 0.12% (l)
(Cost $117,546)	117,522,611	117,546

Purchased Swaptions - 0.3%(m)
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.98% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2030	7/1/25	16,400	$467
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.7375% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	4,200	42
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.82% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	8,400	80
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.3275% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	11,000	48

TOTAL PUT OPTIONS			637

Call Options - 0.2%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.98% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2030	7/1/25	16,400	389
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.7375% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	4,200	202
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.82% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	8,400	429
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.3275% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	11,000	811

TOTAL CALL OPTIONS			1,831

TOTAL PURCHASED SWAPTIONS
(Cost $2,222)			2,468
TOTAL INVESTMENT IN SECURITIES - 139.1%
(Cost $1,285,189)			1,309,692
NET OTHER ASSETS (LIABILITIES) - (39.1)%			(368,189)
NET ASSETS - 100%			$941,503

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Uniform Mortgage Backed Securities
2% 9/1/50	$(6,400)	$(6,598)
2% 9/1/50	(6,400)	(6,598)
2.5% 9/1/50	(7,800)	(8,210)
2.5% 9/1/50	(3,900)	(4,105)
3% 9/1/50	(16,500)	(17,402)
3% 9/1/50	(9,450)	(9,966)
3% 9/1/50	(11,000)	(11,601)
3% 9/1/50	(2,500)	(2,637)
3% 9/1/50	(6,900)	(7,277)
3% 9/1/50	(4,650)	(4,904)
3% 9/1/50	(11,000)	(11,601)
3.5% 9/1/50	(1,750)	(1,846)
3.5% 9/1/50	(5,950)	(6,276)
3.5% 9/1/50	(5,850)	(6,170)
3.5% 9/1/50	(7,700)	(8,121)
3.5% 9/1/50	(6,900)	(7,278)
3.5% 9/1/50	(11,600)	(12,236)
TOTAL TBA SALE COMMITMENTS
(Proceeds $132,752)		$(132,826)

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.92% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	3,000	$(29)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2030	3/18/25	13,200	(264)

TOTAL PUT SWAPTIONS			(293)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.92% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	3,000	(163)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2030	3/18/25	13,200	(415)

TOTAL CALL SWAPTIONS			(578)

TOTAL WRITTEN SWAPTIONS			$(871)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	77	Dec. 2020	$9,704	$10	$10
CBOT Long Term U.S. Treasury Bond Contracts (United States)	28	Dec. 2020	4,920	2	2

TOTAL PURCHASED					12

Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	762	Dec. 2020	106,109	153	153
CBOT 2-Year U.S. Treasury Note Contracts (United States)	238	Dec. 2020	52,585	(13)	(13)

TOTAL SOLD					140

TOTAL FUTURES CONTRACTS					$152

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

The notional amount of futures sold as a percentage of Net Assets is 16.9%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $175,270,000.

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$19,150	$(76)	$0	$(76)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	2,820	(11)	(92)	(103)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,700	(7)	(22)	(29)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	3,050	(12)	(42)	(54)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,300	(5)	(16)	(21)
CMBX N.A. AAA Index Series 12	Aug. 2061	JPMorgan Securities LLC	(0.5%)	Monthly	1,500	(6)	(18)	(24)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,400	(10)	(113)	(123)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,800	(10)	(100)	(110)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,000	(8)	(56)	(64)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,450	(6)	(7)	(13)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,280	(5)	(11)	(16)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,200	(9)	(24)	(33)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,100	(4)	4	0
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	4,200	(17)	(33)	(50)

TOTAL CREDIT DEFAULT SWAPS						$(186)	$(530)	$(716)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2022	$37,691	$25	$0	$25
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2025	1,513	72	0	72
3-month LIBOR(3)	Quarterly	0.75%	Semi - annual	LCH	Sep. 2030	6,001	25	0	25

TOTAL INTEREST RATE SWAPS							$122	$0	$122

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Amounts shown as 0 in the Schedule of Investments may represent less than 1 share.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,441,000.

 (d) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $372,000.

 (e) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $151,000.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $64,469,000 or 6.8% of net assets.

 (h) Level 3 security

 (i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (m) For the period, the average monthly notional amount for purchased swaptions was $107,633,000.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$280
Total	$280

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

The value, beginning of period, for the Fidelity Cash Central Fund was $33,207. Net realized gain (loss) and change in net unrealized appreciation (depreciation) was $(5) and $0, respectively. Purchases and sales of the Fidelity Cash Central Fund were $573,656 and $489,312, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$1,074,589	$--	$1,074,589	$--
Asset-Backed Securities	25,017	--	25,010	7
Collateralized Mortgage Obligations	45,629	--	45,629	--
Commercial Mortgage Securities	44,443	--	44,443	--
Money Market Funds	117,546	117,546	--	--
Purchased Swaptions	2,468	--	2,468	--
Total Investments in Securities:	$1,309,692	$117,546	$1,192,139	$7
Derivative Instruments:
Assets
Futures Contracts	$165	$165	$--	$--
Swaps	122	--	122	--
Total Assets	$287	$165	$122	$--
Liabilities
Futures Contracts	$(13)	$(13)	$--	$--
Swaps	(186)	--	(186)	--
Written Swaptions	(871)	--	(871)	--
Total Liabilities	$(1,070)	$(13)	$(1,057)	$--
Total Derivative Instruments:	$(783)	$152	$(935)	$--
Other Financial Instruments:
TBA Sale Commitments	$(132,826)	$--	$(132,826)	$--
Total Other Financial Instruments:	$(132,826)	$--	$(132,826)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Credit Risk
Swaps(a)	$0	$(186)
Total Credit Risk	0	(186)
Interest Rate Risk
Futures Contracts(b)	165	(13)
Purchased Swaptions(c)	2,468	0
Swaps(d)	122	0
Written Swaptions(e)	0	(871)
Total Interest Rate Risk	2,755	(884)
Total Value of Derivatives	$2,755	$(1,070)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (d) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (e) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,167,643)	$1,192,146
Fidelity Central Funds (cost $117,546)	117,546
Total Investment in Securities (cost $1,285,189)		$1,309,692
Receivable for investments sold		572
Receivable for premium on written options		922
Receivable for TBA sale commitments		132,752
Receivable for fund shares sold		1,607
Interest receivable		2,305
Distributions receivable from Fidelity Central Funds		11
Receivable from investment adviser for expense reductions		1
Total assets		1,447,862
Liabilities
Payable for investments purchased
Regular delivery	$2,786
Delayed delivery	368,405
TBA sale commitments, at value	132,826
Payable for fund shares redeemed	715
Distributions payable	101
Bi-lateral OTC swaps, at value	186
Accrued management fee	232
Distribution and service plan fees payable	13
Payable for daily variation margin on futures contracts	90
Payable for daily variation margin on centrally cleared OTC swaps	12
Written options, at value (premium receivable $922)	871
Other affiliated payables	119
Other payables and accrued expenses	3
Total liabilities		506,359
Net Assets		$941,503
Net Assets consist of:
Paid in capital		$916,553
Total accumulated earnings (loss)		24,950
Net Assets		$941,503
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($28,617 ÷ 2,455 shares)(a)		$11.66
Maximum offering price per share (100/96.00 of $11.66)		$12.15
Class M:
Net Asset Value and redemption price per share ($13,643 ÷ 1,168 shares)(a)		$11.68
Maximum offering price per share (100/96.00 of $11.68)		$12.17
Class C:
Net Asset Value and offering price per share ($5,541 ÷ 476 shares)(a)		$11.64
Fidelity Mortgage Securities Fund:
Net Asset Value, offering price and redemption price per share ($819,375 ÷ 70,119 shares)		$11.69
Class I:
Net Asset Value, offering price and redemption price per share ($22,601 ÷ 1,941 shares)		$11.64
Class Z:
Net Asset Value, offering price and redemption price per share ($51,726 ÷ 4,439 shares)		$11.65

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2020
Investment Income
Interest		$19,286
Income from Fidelity Central Funds		280
Total income		19,566
Expenses
Management fee	$2,554
Transfer agent fees	863
Distribution and service plan fees	156
Fund wide operations fee	409
Independent trustees' fees and expenses	3
Commitment fees	2
Total expenses before reductions	3,987
Expense reductions	(36)
Total expenses after reductions		3,951
Net investment income (loss)		15,615
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,534
Redemptions in-kind with affiliated entities	1,792
Fidelity Central Funds	(5)
Futures contracts	(5,462)
Swaps	(28)
Written options	(827)
Total net realized gain (loss)		16,004
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	6,919
Futures contracts	323
Swaps	(363)
Written options	377
Delayed delivery commitments	206
Total change in net unrealized appreciation (depreciation)		7,462
Net gain (loss)		23,466
Net increase (decrease) in net assets resulting from operations		$39,081

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2020	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,615	$25,965
Net realized gain (loss)	16,004	5,926
Change in net unrealized appreciation (depreciation)	7,462	35,192
Net increase (decrease) in net assets resulting from operations	39,081	67,083
Distributions to shareholders	(18,494)	(24,740)
Share transactions - net increase (decrease)	24,693	(147,595)
Total increase (decrease) in net assets	45,280	(105,252)
Net Assets
Beginning of period	896,223	1,001,475
End of period	$941,503	$896,223

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Mortgage Securities Fund Class A

Years ended August 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.37	$10.89	$11.30	$11.44	$11.29
Income from Investment Operations
Net investment income (loss)A	.174	.257	.226	.185	.217
Net realized and unrealized gain (loss)	.330	.465	(.353)	(.124)	.173
Total from investment operations	.504	.722	(.127)	.061	.390
Distributions from net investment income	(.214)	(.242)	(.283)	(.201)	(.234)
Distributions from net realized gain	–	–	–	–	(.006)
Total distributions	(.214)	(.242)	(.283)	(.201)	(.240)
Net asset value, end of period	$11.66	$11.37	$10.89	$11.30	$11.44
Total ReturnB,C	4.49%	6.73%	(1.13)%	.56%	3.49%
Ratios to Average Net AssetsD,E
Expenses before reductions	.79%	.80%	.79%	.79%	.79%
Expenses net of fee waivers, if any	.79%	.80%	.79%	.79%	.79%
Expenses net of all reductions	.79%	.80%	.79%	.79%	.79%
Net investment income (loss)	1.51%	2.33%	2.05%	1.64%	1.92%
Supplemental Data
Net assets, end of period (in millions)	$29	$29	$27	$35	$49
Portfolio turnover rateF	741%G	680%G	363%	357%	404%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund Class M

Years ended August 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.40	$10.91	$11.32	$11.46	$11.31
Income from Investment Operations
Net investment income (loss)A	.173	.257	.226	.184	.218
Net realized and unrealized gain (loss)	.321	.475	(.354)	(.123)	.172
Total from investment operations	.494	.732	(.128)	.061	.390
Distributions from net investment income	(.214)	(.242)	(.282)	(.201)	(.234)
Distributions from net realized gain	–	–	–	–	(.006)
Total distributions	(.214)	(.242)	(.282)	(.201)	(.240)
Net asset value, end of period	$11.68	$11.40	$10.91	$11.32	$11.46
Total ReturnB,C	4.38%	6.80%	(1.13)%	.55%	3.48%
Ratios to Average Net AssetsD,E
Expenses before reductions	.80%	.81%	.80%	.79%	.80%
Expenses net of fee waivers, if any	.80%	.81%	.80%	.79%	.79%
Expenses net of all reductions	.80%	.81%	.80%	.79%	.79%
Net investment income (loss)	1.51%	2.33%	2.04%	1.63%	1.92%
Supplemental Data
Net assets, end of period (in millions)	$14	$15	$15	$20	$25
Portfolio turnover rateF	741%G	680%G	363%	357%	404%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund Class C

Years ended August 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.36	$10.87	$11.28	$11.42	$11.27
Income from Investment Operations
Net investment income (loss)A	.084	.177	.144	.100	.133
Net realized and unrealized gain (loss)	.320	.473	(.353)	(.123)	.172
Total from investment operations	.404	.650	(.209)	(.023)	.305
Distributions from net investment income	(.124)	(.160)	(.201)	(.117)	(.149)
Distributions from net realized gain	–	–	–	–	(.006)
Total distributions	(.124)	(.160)	(.201)	(.117)	(.155)
Net asset value, end of period	$11.64	$11.36	$10.87	$11.28	$11.42
Total ReturnB,C	3.59%	6.04%	(1.86)%	(.19)%	2.72%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.58%	1.54%	1.54%	1.54%	1.54%
Expenses net of fee waivers, if any	1.58%	1.54%	1.54%	1.54%	1.54%
Expenses net of all reductions	1.58%	1.54%	1.54%	1.54%	1.54%
Net investment income (loss)	.73%	1.61%	1.30%	.89%	1.17%
Supplemental Data
Net assets, end of period (in millions)	$6	$5	$9	$13	$19
Portfolio turnover rateF	741%G	680%G	363%	357%	404%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mortgage Securities Fund

Years ended August 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.40	$10.91	$11.33	$11.47	$11.31
Income from Investment Operations
Net investment income (loss)A	.214	.298	.264	.223	.257
Net realized and unrealized gain (loss)	.331	.474	(.363)	(.123)	.182
Total from investment operations	.545	.772	(.099)	.100	.439
Distributions from net investment income	(.255)	(.282)	(.321)	(.240)	(.273)
Distributions from net realized gain	–	–	–	–	(.006)
Total distributions	(.255)	(.282)	(.321)	(.240)	(.279)
Net asset value, end of period	$11.69	$11.40	$10.91	$11.33	$11.47
Total ReturnB	4.84%	7.19%	(.87)%	.90%	3.93%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.86%	2.69%	2.39%	1.98%	2.26%
Supplemental Data
Net assets, end of period (in millions)	$819	$696	$894	$926	$948
Portfolio turnover rateE	741%F	680%F	363%	357%	404%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 F Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund Class I

Years ended August 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.36	$10.87	$11.28	$11.43	$11.27
Income from Investment Operations
Net investment income (loss)A	.211	.292	.259	.218	.250
Net realized and unrealized gain (loss)	.319	.475	(.353)	(.134)	.182
Total from investment operations	.530	.767	(.094)	.084	.432
Distributions from net investment income	(.250)	(.277)	(.316)	(.234)	(.266)
Distributions from net realized gain	–	–	–	–	(.006)
Total distributions	(.250)	(.277)	(.316)	(.234)	(.272)
Net asset value, end of period	$11.64	$11.36	$10.87	$11.28	$11.43
Total ReturnB	4.72%	7.17%	(.83)%	.76%	3.88%
Ratios to Average Net AssetsC,D
Expenses before reductions	.49%	.49%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.49%	.49%	.49%	.49%	.50%
Expenses net of all reductions	.48%	.49%	.49%	.49%	.50%
Net investment income (loss)	1.82%	2.65%	2.35%	1.94%	2.21%
Supplemental Data
Net assets, end of period (in millions)	$23	$47	$56	$73	$79
Portfolio turnover rateE	741%F	680%F	363%	357%	404%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 F Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund Class Z

Years ended August 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.37	$10.80
Income from Investment Operations
Net investment income (loss)B	.225	.245
Net realized and unrealized gain (loss)	.319	.589
Total from investment operations	.544	.834
Distributions from net investment income	(.264)	(.264)
Distributions from net realized gain	–	–
Total distributions	(.264)	(.264)
Net asset value, end of period	$11.65	$11.37
Total ReturnC,D	4.85%	7.82%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%	.39%G
Expenses net of fee waivers, if any	.36%	.36%G
Expenses net of all reductions	.36%	.36%G
Net investment income (loss)	1.95%	2.76%G
Supplemental Data
Net assets, end of period (in millions)	$52	$105
Portfolio turnover rateH	741%I	680%I

 A For the period October 2, 2018 (commencement of sale of shares) to August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Mortgage Securities Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, redemptions in kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$22,357
Gross unrealized depreciation	(5,034)
Net unrealized appreciation (depreciation)	$17,323
Tax Cost	$1,292,096

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$7,627
Net unrealized appreciation (depreciation) on securities and other investments	$17,323

The tax character of distributions paid was as follows:

	August 31, 2020	August 31, 2019
Ordinary Income	$18,494	$ 24,740

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$412	$(475)
Total Credit Risk	$412	$(475)
Interest Rate Risk
Futures Contracts	$(5,462)	$323
Purchased Options	1,872	(764)
Written Options	(827)	377
Swaps	(440)	112
Total Interest Rate Risk	(4,857)	48
Totals	$(4,445)	$(427)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Mortgage Securities Fund	4,116,982	3,991,576

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .30% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$74	$3
Class M	-%	.25%	34	–(a)
Class C	.75%	.25%	48	5
			$156	$8

 (a) Amount represents less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3
Class M	1
Class C(a)	1
$5

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund and Class Z. FIIOC receives an asset-based fee of Fidelity Mortgage Securities Fund's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$57.19
Class M	28.20
Class C	11.23
Fidelity Mortgage Securities Fund	698.10
Class I	29.14
Class Z	40.05
	$863

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .05% of average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Redemptions In-Kind. During the period, 11,628 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $132,066. The net realized gain of $1,792 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 6,861 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value fo $73,960. The Fund had a net realized loss of $(2,018) on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Advisor Mortgage Securities Fund	$2

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2021. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$32

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $4.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2020	Year ended August 31, 2019(a)
Distributions to shareholders
Class A	$551	$575
Class M	256	327
Class C	50	110
Fidelity Mortgage Securities Fund	15,147	22,329
Class I	466	1,291
Class Z	2,024	108
Total	$18,494	$24,740

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to August 31, 2019.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2020	Year ended August 31, 2019(a)	Year ended August 31, 2020	Year ended August 31, 2019(a)
Class A
Shares sold	744	716	$8,523	$7,946
Reinvestment of distributions	44	47	508	523
Shares redeemed	(900)	(652)	(10,285)	(7,167)
Net increase (decrease)	(112)	111	$(1,254)	$1,302
Class M
Shares sold	162	126	$1,861	$1,404
Reinvestment of distributions	22	29	252	319
Shares redeemed	(293)	(259)	(3,360)	(2,880)
Net increase (decrease)	(109)	(104)	$(1,247)	$(1,157)
Class C
Shares sold	183	73	$2,099	$808
Reinvestment of distributions	4	10	49	108
Shares redeemed	(124)	(541)	(1,418)	(5,976)
Net increase (decrease)	63	(458)	$730	$(5,060)
Fidelity Mortgage Securities Fund
Shares sold	33,042	31,610	$380,754	$348,998
Reinvestment of distributions	1,109	1,411	12,752	15,588
Shares redeemed	(25,085)(b)	(53,917)(c)	(287,460)(b)	(600,456)(c)
Net increase (decrease)	9,066	(20,896)	$106,046	$(235,870)
Class I
Shares sold	2,666	627	$30,489	$6,903
Reinvestment of distributions	37	114	426	1,256
Shares redeemed	(4,883)(b)	(1,767)	(55,592)(b)	(19,466)
Net increase (decrease)	(2,180)	(1,026)	$(24,677)	$(11,307)
Class Z
Shares sold	5,619	9,604	$64,438	$108,812
Reinvestment of distributions	172	8	1,960	95
Shares redeemed	(10,573)	(391)	(121,303)	(4,410)
Net increase (decrease)	(4,782)	9,221	$(54,905)	$104,497

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to August 31, 2019.

 (b) Amount includes in-kind redemptions (see Affiliated Redemptions In-Kind note for additional details).

 (c) Amount includes in-kind redemptions (see Prior Fiscal Year Affiliated Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Mortgage Securities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Advisor Mortgage Securities Fund (one of the funds constituting Fidelity Advisor Series II, referred to hereafter as the “Fund”) as of August 31, 2020, the related statement of operations for the year ended August 31, 2020, the statement of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 14, 2020

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 278 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2016

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2016

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Fidelity Advisor Mortgage Securities Fund
Class A	.79%
Actual		$1,000.00	$1,022.30	$4.02
Hypothetical-C		$1,000.00	$1,021.17	$4.01
Class M	.79%
Actual		$1,000.00	$1,021.40	$4.01
Hypothetical-C		$1,000.00	$1,021.17	$4.01
Class C	1.56%
Actual		$1,000.00	$1,017.50	$7.91
Hypothetical-C		$1,000.00	$1,017.29	$7.91
Fidelity Mortgage Securities Fund	.45%
Actual		$1,000.00	$1,024.00	$2.29
Hypothetical-C		$1,000.00	$1,022.87	$2.29
Class I	.50%
Actual		$1,000.00	$1,022.90	$2.54
Hypothetical-C		$1,000.00	$1,022.62	$2.54
Class Z	.36%
Actual		$1,000.00	$1,023.60	$1.83
Hypothetical-C		$1,000.00	$1,023.33	$1.83

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Mortgage Securities Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	10/12/2020	10/09/2020	$0.087
Class M	10/12/2020	10/09/2020	$0.087
Class C	10/12/2020	10/09/2020	$0.087
Fidelity Mortgage Securities Fund	10/12/2020	10/09/2020	$0.087
Class I	10/12/2020	10/09/2020	$0.087
Class Z	10/12/2020	10/09/2020	$0.087

A total of 0.39% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $9,528,868 of distributions paid during the period January 1, 2020 to August 31, 2020 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

AMOR-ANN-1020
1.704047.123

Fidelity® Series Investment Grade Securitized Fund

Annual Report

August 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2020	Past 1 year	Life of fundA
Fidelity® Series Investment Grade Securitized Fund	5.28%	6.45%

 A From August 17, 2018

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Investment Grade Securitized Fund on August 17, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Securitized Index performed over the same period.

Period Ending Values
$11,361	Fidelity® Series Investment Grade Securitized Fund
$11,241	Bloomberg Barclays U.S. Securitized Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds rose strongly for the 12 months ending August 31, 2020, led by corporate bonds early and late in the period, and by U.S. Treasuries in March, as investors sought safer havens amid the market shock of the coronavirus pandemic. The Bloomberg Barclays U.S. Aggregate Bond Index gained 6.47% for the year. Corporate bonds advanced through January 2020, as spreads remained narrow and market yields held roughly steady. Yields then plunged in February and spreads widened due to robust investor demand for relatively safer assets – especially U.S. Treasury bonds – as the outbreak and spread of the coronavirus threatened global economic growth and corporate earnings, leading to pockets of market illiquidity in March. Aggressive intervention by the U.S. Federal Reserve boosted liquidity and led to a broad rally for fixed-income assets from April through July. Yields then rose and spreads widened in August, amid strong issuance of new corporate bonds. Within the Bloomberg Barclays index, corporate bonds gained 7.50% for the period, topping the 6.98% advance of U.S. Treasuries. Conversely, agency mortgage-backed securities (+4.54%) lagged the broader market, as did other securitized sectors. Outside the index, U.S. corporate high-yield bonds gained 3.62%, while Treasury Inflation-Protected Securities (TIPS) rose 8.99%.

Comments from Co-Portfolio Managers Franco Castagliuolo and Sean Corcoran:  For the fiscal year ending August 31, 2020, the fund gained 5.28%, outpacing, net of fees, the 4.61% advance of the benchmark, the Bloomberg Barclays U.S. Securitized Index. The past 12 months, we attempted to exploit market inefficiencies while managing risk and identifying attractively priced securities in accordance with our longer-term strategy. We added value with timely purchases of certain MBS during the bond market's late-winter/early-spring distress, when spreads widened, as well as with sales of them when spreads narrowed. Maintaining a longer-than-benchmark duration also boosted our relative performance.. Using swaptions to manage the fund's exposure to interest-rate volatility also contributed on a relative basis. Outsized exposure to MBS that proved resilient to prepayment boosted the fund’s relative result, as declining interest rates spurred a boom in home-loan refinancing and elevated mortgage prepayments. Against this backdrop, the fund’s overweightings in securities backed by pools of mortgages with coupons (interest rates) of 3% and below and those with coupons of 4% to 4.5%, contributed to our relative result. We also were rewarded for owning non-agency commercial mortgage-backed securities (CMBS), as well as investing in a synthetic index that references CMBS.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2020
U.S. Government and U.S. Government Agency Obligations	105.2%
AAA	11.7%
AA	0.3%
Not Rated	1.7%
Short-Term Investments and Net Other Assets*	(18.9)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2020*,**,***
U.S. Government and U.S. Government Agency Obligations	105.2%
Asset-Backed Securities	1.7%
CMOs and Other Mortgage Related Securities	12.0%
Short-Term Investments and Net Other Assets (Liabilities)†	(18.9)%

 * Foreign investments – 0.8%

 ** Futures and Swaps – 15.1%

 *** Written options – (1.3)%

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments August 31, 2020

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 128.8%
	Principal Amount	Value
Fannie Mae - 35.6%
2.5% 5/1/31 to 10/1/37	2,036,403	2,151,810
3% 8/1/32 to 9/1/50	18,945,679	20,174,497
3.5% 7/1/34 to 5/1/50	27,005,433	28,659,005
4% 5/1/29 to 2/1/50	8,575,445	9,207,428
4.5% 12/1/48 to 9/1/49	6,167,595	6,745,673

TOTAL FANNIE MAE		66,938,413

Freddie Mac - 21.7%
2.5% 6/1/31 to 7/1/50	4,686,043	4,934,884
3% 12/1/32 to 6/1/50	4,202,001	4,465,542
3.5% 11/1/33 to 3/1/50	19,771,182	20,992,012
4% 5/1/38 to 9/1/48 (a)(b)	8,531,632	9,139,221
4.5% 10/1/39 to 12/1/48	1,212,450	1,351,895

TOTAL FREDDIE MAC		40,883,554

Ginnie Mae - 21.6%
2% 9/1/50 (c)	700,000	725,097
2% 9/1/50 (c)	700,000	725,097
2.5% 8/20/47	29,909	31,714
2.5% 9/1/50 (c)	2,600,000	2,740,039
3% 2/20/50 to 8/20/50	1,036,557	1,110,458
3% 9/1/50 (c)	1,050,000	1,105,873
3% 9/1/50 (c)	1,100,000	1,158,534
3% 9/1/50 (c)	2,350,000	2,475,049
3% 9/1/50 (c)	1,850,000	1,948,443
3% 9/1/50 (c)	2,600,000	2,738,353
3.5% 9/20/40 to 12/20/49	7,870,823	8,526,632
4% 10/20/40 to 5/20/49	12,680,039	13,685,609
4.5% 4/20/47 to 6/20/47	1,666,462	1,818,153
5% 4/20/48 to 6/20/48	1,722,619	1,894,379

TOTAL GINNIE MAE		40,683,430

Uniform Mortgage Backed Securities - 49.9%
2% 9/1/35 (c)	4,400,000	4,578,854
2% 9/1/35 (c)	2,700,000	2,809,751
2% 9/1/35 (c)	1,550,000	1,613,005
2% 9/1/35 (c)	1,550,000	1,613,005
2% 9/1/50 (c)	3,350,000	3,453,841
2% 9/1/50 (c)	3,150,000	3,247,642
2% 9/1/50 (c)	300,000	309,299
2% 9/1/50 (c)	1,700,000	1,752,695
2% 9/1/50 (c)	1,850,000	1,907,345
2% 9/1/50 (c)	1,850,000	1,907,345
2.5% 9/1/50 (c)	7,000,000	7,368,319
2.5% 9/1/50 (c)	5,250,000	5,526,239
2.5% 9/1/50 (c)	200,000	210,523
2.5% 9/1/50 (c)	200,000	210,523
3% 9/1/50 (c)	3,600,000	3,796,731
3% 9/1/50 (c)	900,000	949,183
3% 9/1/50 (c)	500,000	527,324
3% 9/1/50 (c)	900,000	949,183
3% 9/1/50 (c)	800,000	843,718
3% 9/1/50 (c)	1,450,000	1,529,239
3% 9/1/50 (c)	1,450,000	1,529,239
3% 9/1/50 (c)	1,300,000	1,371,042
3% 9/1/50 (c)	900,000	949,183
3% 9/1/50 (c)	2,350,000	2,478,422
3% 9/1/50 (c)	2,350,000	2,478,422
3% 10/1/50 (c)	4,700,000	4,949,084
3% 10/1/50 (c)	1,300,000	1,368,895
3% 10/1/50 (c)	700,000	737,098
3% 10/1/50 (c)	2,950,000	3,106,340
3% 10/1/50 (c)	2,950,000	3,106,340
3.5% 9/1/50 (c)	2,950,000	3,111,445
3.5% 9/1/50 (c)	6,700,000	7,066,671
3.5% 9/1/50 (c)	2,150,000	2,267,663
3.5% 9/1/50 (c)	900,000	949,254
3.5% 10/1/50 (c)	4,500,000	4,749,787
3.5% 10/1/50 (c)	6,800,000	7,177,456
4% 9/1/50 (c)	1,450,000	1,545,383

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		94,045,488

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $239,565,304)		242,550,885

Asset-Backed Securities - 1.7%
Carvana Auto Receivables Trust Series 2019-4A:
Class A2, 2.2% 7/15/22 (d)	$17,586	$17,673
Class A3, 2.3% 9/15/23 (d)	117,000	118,453
Cascade Funding Mortgage Trust Series 2020-HB2 Class A, 3.4047% 4/25/30 (d)	336,966	340,533
CNH Equipment Trust Series 2018-A Class A3, 3.12% 7/17/23	101,884	103,677
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (d)	233,247	233,615
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P2 Class A, 3.47% 10/15/25 (d)	10,039	10,065
Series 2018-P3 Class A, 3.82% 1/15/26 (d)	36,432	36,709
Series 2019-HP1 Class A, 2.59% 12/15/26 (d)	430,366	434,061
Series 2019-P1 Class A, 2.94% 7/15/26 (d)	74,310	74,780
Flagship Credit Auto Trust Series 2019-4 Class A, 2.17% 6/17/24 (d)	140,268	142,502
Ford Credit Auto Owner Trust Series 2019-1 Class A, 3.52% 7/15/30 (d)	100,000	109,648
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	50,000	56,380
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (d)(e)	200,000	202,650
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (d)	58,964	59,441
Series 2020-1A Class A, 2.24% 3/15/30 (d)	62,965	63,447
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (d)	75,179	80,339
Nationstar HECM Loan Trust:
Series 2018-3A Class A 3.5545% 11/25/28 (d)	34,564	34,584
Series 2019-1A Class A, 2.6513% 6/25/29 (d)	152,060	152,536
Prosper Marketplace Issuance Trust:
Series 2019-2A Class A, 3.2% 9/15/25 (d)	190,724	191,061
Series 2019-3A Class A, 3.19% 7/15/25 (d)	138,509	139,190
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (d)	154,377	156,868
RMF Buyout Issuance Trust Series 2020-1 Class A, 2.1582% 2/25/30 (d)	72,878	73,100
Securitized Term Auto Receivables Trust Series 2017-2A Class A4, 2.289% 3/25/22 (d)	41,994	42,231
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (d)	148,184	159,352
Series 2018-6 Class A1A, 3.75% 3/25/58 (d)	70,755	74,552
Series 2019-1 Class A1, 3.75% 3/25/58 (d)	77,314	83,689
TOTAL ASSET-BACKED SECURITIES
(Cost $3,126,488)		3,191,136

Collateralized Mortgage Obligations - 1.5%
Private Sponsor - 1.1%
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.7% 8/25/60 (d)(e)(f)	91,099	90,951
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 0.695% 10/15/54 (d)(e)(f)	93,581	93,624
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 1.128% 12/22/69 (d)(e)(f)	140,000	140,350
Series 2019-2A Class 1A, 2.71% 12/22/69 (d)	418,000	423,792
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/25/29 (d)	62,889	62,779
New Residential Mtg Ln Trust 2020 3.5% 10/25/59 (d)	104,589	109,889
Permanent Master Issuer PLC floater Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 0.655% 7/15/58 (d)(e)(f)	475,000	474,955
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (d)	65,797	66,832
RMF Buyout Issuance Trust sequential payer Series 2020-2 Class A, 1.7063% 6/25/30 (d)	476,703	477,123
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.8414% 1/21/70 (d)(e)(f)	144,000	144,008

TOTAL PRIVATE SPONSOR		2,084,303

U.S. Government Agency - 0.4%
Fannie Mae Series 2013-44 Class DJ, 1.85% 5/25/33	205,504	209,987
Ginnie Mae guaranteed REMIC pass-thru certificates:
planned amortization class Series 2016-69 Class WA, 3% 2/20/46	51,251	54,481
sequential payer:
Series 2017-139 Class BA, 3% 9/20/47	307,846	330,255
Series 2018-H12 Class HA, 3.25% 8/20/68 (g)	89,936	97,395

TOTAL U.S. GOVERNMENT AGENCY		692,118

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,737,289)		2,776,421

Commercial Mortgage Securities - 10.9%
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (d)	600,000	605,074
Class ANM, 3.112% 11/5/32 (d)	100,000	97,491
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	50,000	57,336
Series 2019-BN24 Class A3, 2.96% 11/15/62	200,000	223,343
Benchmark Mortgage Trust:
sequential payer:
Series 2019-B10 Class A4, 3.717% 3/15/62	29,000	33,736
Series 2019-B13 Class A4, 2.952% 8/15/57	400,000	444,782
Series 2020-B17 Class A5, 2.289% 3/15/53	200,000	212,049
Series 2019-B12 Class XA, 1.2043% 8/15/52 (e)(h)	969,292	65,767
Series 2019-B14 Class XA, 0.915% 12/15/62 (e)(h)	1,208,763	63,574
Series 2020-B17 Class XA, 1.5421% 3/15/53 (e)(h)	2,099,504	203,150
Series 2020-B18 Class XA, 1.919% 7/15/53 (e)(h)	1,486,557	182,917
BX Commercial Mortgage Trust floater sequential payer Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 1.0379% 11/15/32 (d)(e)(f)	32,000	31,719
BX Trust:
floater:
Series 2018-EXCL Class A, 1 month U.S. LIBOR + 1.088% 1.2495% 9/15/37 (d)(e)(f)	1,179,603	1,076,975
Series 2018-IND Class B, 1 month U.S. LIBOR + 0.900% 1.0619% 11/15/35 (d)(e)(f)	70,000	69,649
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1619% 4/15/34 (d)(e)(f)	103,000	98,876
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.0819% 10/15/36 (d)(e)(f)	1,044,228	1,042,976
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.1119% 11/15/36 (d)(e)(f)	100,000	98,998
Class B, 1 month U.S. LIBOR + 1.250% 1.4119% 11/15/36 (d)(e)(f)	100,000	97,496
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.2819% 6/15/34 (d)(e)(f)	139,398	132,708
Citigroup Commercial Mortgage Trust:
sequential payer Series 2017-P7 Class AAB, 3.509% 4/14/50	400,000	436,320
Series 2019-GC41 Class XA, 1.1877% 8/10/56 (e)(h)	1,297,554	95,670
COMM Mortgage Trust sequential payer Series 2017-CD4 Class ASB, 3.317% 5/10/50	124,000	135,210
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.1419% 5/15/36 (d)(e)(f)	1,800,000	1,803,307
Series 2018-SITE Class A, 4.284% 4/15/36 (d)	100,000	98,080
DBUBS Mortgage Trust Series 2011-LC3A Class B, 5.5128% 8/10/44 (d)(e)	800,000	813,397
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.6119% 9/15/31 (d)(e)(f)	1,725,000	1,609,439
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.2519% 10/15/31 (d)(e)(f)	1,400,000	1,375,034
sequential payer Series 2016-GC34 Class AAB, 3.278% 10/10/48	74,000	77,736
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (d)	243,000	248,720
J.P. Morgan Chase Commercial Mortgage Securities Trust sequential payer Series 2020-NNN Class AFX, 2.8123% 1/16/37 (d)	670,000	680,568
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C22 Class ASB, 3.5036% 9/15/47	273,351	285,958
Series 2013-C14 Class A/S, 4.4093% 8/15/46	114,000	122,363
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2012-CBX Class A4, 3.4834% 6/15/45	682,756	697,786
Series 2012-CBX Class A/S, 4.2707% 6/15/45	127,000	132,652
Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (d)	200,000	204,212
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C13 Class ASB, 3.4137% 1/15/46	312,028	322,487
Series 2013-LC11 Class A4, 2.6942% 4/15/46	36,701	38,021
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (d)	59,000	62,326
Ladder Capital Commercial Mortgage Securities Trust sequential payer Series 2014-909 Class A, 3.388% 5/15/31 (d)	500,000	502,354
Morgan Stanley BAML Trust sequential payer:
Series 2013-C10 Class A4, 4.2182% 7/15/46 (e)	200,000	213,891
Series 2014-C19 Class ASB, 3.326% 12/15/47	1,480,002	1,547,275
Series 2016-C28 Class A3, 3.272% 1/15/49	99,739	105,971
Morgan Stanley Capital Barclays Bank Trust sequential payer Series 2016-MART Class A, 2.2004% 9/13/31 (d)	46,000	45,781
Morgan Stanley Capital I Trust:
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 2.45% 12/15/36 (d)(e)(f)	1,000,000	981,412
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (d)	279,000	281,035
Series 2011-C3 Class AJ, 5.4192% 7/15/49 (d)(e)	293,000	301,029
Series 2019-MEAD Class B, 3.283% 11/10/36 (d)(e)	26,000	24,959
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 1.3119% 3/15/36 (d)(e)(f)	3,822	3,644
Class B, 1 month U.S. LIBOR + 1.550% 1.7119% 3/15/36 (d)(e)(f)	100,000	92,719
Class C, 1 month U.S. LIBOR + 2.100% 2.2619% 3/15/36 (d)(e)(f)	100,000	90,996
UBS Commercial Mortgage Trust:
sequential payer:
Series 2017-C1 Class ASB, 3.462% 11/15/50	100,000	110,613
Series 2017-C3 Class ASB, 3.215% 8/15/50	300,000	327,022
Series 2012-C1 Class A/S, 4.171% 5/10/45	267,000	276,929
UBS-Barclays Commercial Mortgage Trust:
sequential payer Series 2012-C4 Class A/S, 3.3165% 12/10/45 (d)	800,000	829,154
Series 2012-C3 Class A/S, 3.814% 8/10/49 (d)	173,000	180,133
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-C29 Class ASB, 3.4% 6/15/48	190,481	200,314
Series 2016-LC24 Class A3, 2.684% 10/15/49	200,000	214,210
WF-RBS Commercial Mortgage Trust:
Series 2012-C8 Class A/S, 3.66% 8/15/45	68,000	70,471
Series 2012-C9 Class A/S, 3.388% 11/15/45	86,000	88,960
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $20,707,901)		20,566,774
	Shares	Value

Money Market Funds - 10.0%
Fidelity Cash Central Fund 0.12% (i)
(Cost $18,841,350)	18,837,583	18,841,350

Purchased Swaptions - 0.3%(j)
	Expiration Date	Notional Amount	Value
Put Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.765% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2031	3/11/21	900,000	$16,584
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.98% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2030	7/1/25	7,100,000	201,063
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.785% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	1,100,000	11,043
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4025% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	800,000	13,786
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.57125% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	600,000	7,171

TOTAL PUT OPTIONS			249,647

Call Options - 0.2%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.765% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2031	3/11/21	900,000	16,652
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.98% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2030	7/1/25	7,100,000	168,512
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.785% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	1,100,000	54,674
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4025% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	800,000	28,487
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.57125% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	600,000	25,325

TOTAL CALL OPTIONS			293,650

TOTAL PURCHASED SWAPTIONS
(Cost $586,738)			543,297
TOTAL INVESTMENT IN SECURITIES - 153.2%
(Cost $285,565,070)			288,469,863
NET OTHER ASSETS (LIABILITIES) - (53.2)%			(100,185,791)
NET ASSETS - 100%			$188,284,072

TBA Sale Commitments
	Principal Amount	Value
Uniform Mortgage Backed Securities
2% 9/1/50	$(1,700,000)	$(1,752,695)
2% 9/1/50	(1,700,000)	(1,752,695)
2.5% 9/1/50	(2,600,000)	(2,736,804)
2.5% 9/1/50	(2,200,000)	(2,315,757)
2.5% 9/1/50	(300,000)	(315,785)
2.5% 9/1/50	(300,000)	(315,785)
3% 9/1/50	(4,700,000)	(4,956,844)
3% 9/1/50	(700,000)	(738,253)
3% 9/1/50	(1,500,000)	(1,581,971)
3% 9/1/50	(1,300,000)	(1,371,042)
3% 9/1/50	(900,000)	(949,183)
3% 9/1/50	(1,300,000)	(1,371,042)
3% 9/1/50	(700,000)	(738,253)
3% 9/1/50	(2,350,000)	(2,478,422)
3% 9/1/50	(700,000)	(738,253)
3% 9/1/50	(2,350,000)	(2,478,422)
3.5% 9/1/50	(950,000)	(1,001,991)
3.5% 9/1/50	(1,800,000)	(1,898,509)
3.5% 9/1/50	(1,800,000)	(1,898,509)
3.5% 9/1/50	(4,500,000)	(4,746,272)
3.5% 9/1/50	(2,150,000)	(2,267,663)
3.5% 9/1/50	(6,800,000)	(7,172,144)
TOTAL TBA SALE COMMITMENTS
(Proceeds $45,562,992)		$(45,576,294)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Options
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.9% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/10/24	1,200,000	$(11,283)
Call Options
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.9% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/10/24	1,200,000	(64,449)
TOTAL WRITTEN SWAPTIONS			$(75,732)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	22	Dec. 2020	$2,772,688	$987	$987
CBOT Long Term U.S. Treasury Bond Contracts (United States)	26	Dec. 2020	4,568,688	(46,616)	(46,616)

TOTAL PURCHASED FUTURES					(45,629)

Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	42	Dec. 2020	5,848,500	7,836	7,836
CBOT 2-Year U.S. Treasury Note Contracts (United States)	102	Dec. 2020	22,536,422	(4,981)	(4,981)

TOTAL SOLD FUTURES					2,855

TOTAL FUTURES CONTRACTS					$(42,774)

The notional amount of futures purchased as a percentage of Net Assets is 3.9%

The notional amount of futures sold as a percentage of Net Assets is 15.1%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $25,477,738.

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	$80,000	$(317)	$(891)	$(1,208)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,690,000	(6,700)	(11,913)	(18,613)

TOTAL CREDIT DEFAULT SWAPS						$(7,017)	$(12,804)	$(19,821)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2022	$9,615,000	$6,244	$0	$6,244
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2025	179,000	8,216	0	8,216
3-month LIBOR(3)	Quarterly	0.75%	Semi - annual	LCH	Sep. 2030	686,000	5,252	0	5,252
0.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2050	11,000	1,074	0	1,074

TOTAL INTEREST RATE SWAPS							$20,786	$0	$20,786

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $103,159.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $92,311.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,695,643 or 9.9% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (j) For the period, the average monthly notional amount for purchased swaptions was $36,750,000.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$134,249
Total	$134,249

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

The value, beginning of period, for the Fidelity Cash Central Fund was $12,062,614. Net realized gain (loss) and change in net unrealized appreciation (depreciation) was ($1,649) and $0, respectively. Purchases and sales of the Fidelity Cash Central Fund were $187,308,368 and $180,527,983, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$242,550,885	$--	$242,550,885	$--
Asset-Backed Securities	3,191,136	--	3,191,136	--
Collateralized Mortgage Obligations	2,776,421	--	2,776,421	--
Commercial Mortgage Securities	20,566,774	--	20,566,774	--
Money Market Funds	18,841,350	18,841,350	--	--
Purchased Swaptions	543,297	--	543,297	--
Total Investments in Securities:	$288,469,863	$18,841,350	$269,628,513	$--
Derivative Instruments:
Assets
Futures Contracts	$8,823	$8,823	$--	$--
Swaps	20,786	--	20,786	--
Total Assets	$29,609	$8,823	$20,786	$--
Liabilities
Futures Contracts	$(51,597)	$(51,597)	$--	$--
Swaps	(7,017)	--	(7,017)	--
Written Swaptions	(75,732)	--	(75,732)	--
Total Liabilities	$(134,346)	$(51,597)	$(82,749)	$--
Total Derivative Instruments:	$(104,737)	$(42,774)	$(61,963)	$--
Other Financial Instruments:
TBA Sale Commitments	$(45,576,294)	$--	$(45,576,294)	$--
Total Other Financial Instruments:	$(45,576,294)	$--	$(45,576,294)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$--	$(7,017)
Total Credit Risk	--	(7,017)
Interest Rate Risk
Futures Contracts(b)	8,823	(51,597)
Purchased Swaptions(c)	543,297	--
Swaps(d)	20,786	--
Written Swaptions(e)	--	(75,732)
Total Interest Rate Risk	572,906	(127,329)
Total Value of Derivatives	$572,906	$(134,346)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (d) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (e) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $266,723,720)	$269,628,513
Fidelity Central Funds (cost $18,841,350)	18,841,350
Total Investment in Securities (cost $285,565,070)		$288,469,863
Cash		30,430
Receivable for premium on written options		67,800
Receivable for TBA sale commitments		45,562,992
Receivable for fund shares sold		9,919,092
Interest receivable		421,584
Distributions receivable from Fidelity Central Funds		2,362
Receivable for daily variation margin on futures contracts		16,695
Receivable for daily variation margin on centrally cleared OTC swaps		703
Receivable from investment adviser for expense reductions		687
Total assets		344,492,208
Liabilities
Payable for investments purchased
Regular delivery	$2,917,201
Delayed delivery	107,583,879
TBA sale commitments, at value	45,576,294
Payable for fund shares redeemed	43,187
Bi-lateral OTC swaps, at value	7,017
Written options, at value (premium receivable $67,800)	75,732
Other payables and accrued expenses	4,826
Total liabilities		156,208,136
Net Assets		$188,284,072
Net Assets consist of:
Paid in capital		$181,910,913
Total accumulated earnings (loss)		6,373,159
Net Assets		$188,284,072
Net Asset Value, offering price and redemption price per share ($188,284,072 ÷ 17,632,555 shares)		$10.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2020
Investment Income
Interest		$2,740,540
Income from Fidelity Central Funds		134,249
Total income		2,874,789
Expenses
Custodian fees and expenses	$19,278
Independent trustees' fees and expenses	436
Commitment fees	317
Total expenses before reductions	20,031
Expense reductions	(2,373)
Total expenses after reductions		17,658
Net investment income (loss)		2,857,131
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,715,209
Fidelity Central Funds	(1,649)
Futures contracts	(445,119)
Swaps	(150,397)
Written options	(81,479)
Total net realized gain (loss)		4,036,565
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	409,629
Futures contracts	(34,639)
Swaps	(5,009)
Written options	60,450
Delayed delivery commitments	17,799
Total change in net unrealized appreciation (depreciation)		448,230
Net gain (loss)		4,484,795
Net increase (decrease) in net assets resulting from operations		$7,341,926

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2020	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,857,131	$1,413,881
Net realized gain (loss)	4,036,565	659,281
Change in net unrealized appreciation (depreciation)	448,230	2,396,605
Net increase (decrease) in net assets resulting from operations	7,341,926	4,469,767
Distributions to shareholders	(3,981,146)	(1,454,770)
Share transactions
Proceeds from sales of shares	115,827,888	102,568,868
Reinvestment of distributions	3,981,012	1,454,761
Cost of shares redeemed	(43,327,475)	(8,977,277)
Net increase (decrease) in net assets resulting from share transactions	76,481,425	95,046,352
Total increase (decrease) in net assets	79,842,205	98,061,349
Net Assets
Beginning of period	108,441,867	10,380,518
End of period	$188,284,072	$108,441,867
Other Information
Shares
Sold	11,011,591	10,074,761
Issued in reinvestment of distributions	381,767	141,542
Redeemed	(4,142,660)	(872,756)
Net increase (decrease)	7,250,698	9,343,547

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Investment Grade Securitized Fund

Years ended August 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.45	$10.00	$10.00
Income from Investment Operations
Net investment income (loss)B	.209	.293	.008
Net realized and unrealized gain (loss)	.330	.475	–C
Total from investment operations	.539	.768	.008
Distributions from net investment income	(.219)	(.318)	(.008)
Distributions from net realized gain	(.090)	–	–
Total distributions	(.309)	(.318)	(.008)
Net asset value, end of period	$10.68	$10.45	$10.00
Total ReturnD,E	5.28%	7.83%	.08%
Ratios to Average Net AssetsF,G
Expenses before reductions	.01%	.02%	- %C,H
Expenses net of fee waivers, if any	.01%	.01%	- %C,H
Expenses net of all reductions	.01%	.01%	- %C,H
Net investment income (loss)	2.00%	2.92%	1.99%H
Supplemental Data
Net assets, end of period (000 omitted)	$188,284	$108,442	$10,381
Portfolio turnover rateI	1,014%	1,434%	18%J

 A For the period August 17, 2018 (commencement of operations) to August 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than .005%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2020

1. Organization.

Fidelity Series Investment Grade Securitized Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures and options transactions and finance transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,587,467
Gross unrealized depreciation	(703,815)
Net unrealized appreciation (depreciation)	$2,883,652
Tax Cost	$285,510,946

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$3,489,508
Net unrealized appreciation (depreciation) on securities and other investments	$2,883,652

The tax character of distributions paid was as follows:

	August 31, 2020	August 31, 2019
Total Ordinary Income	$3,981,146	$ 1,454,770

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$179,395	$(19,372)
Interest Rate Risk
Futures Contracts	(445,119)	(34,639)
Purchased Options	960,778	(581,711)
Written Options	(81,479)	60,450
Swaps	(329,792)	14,363
Total Interest Rate Risk	104,388	(541,537)
Totals	$283,783	$(560,909)

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Investment Grade Securitized Fund	1,071,914,421	1,013,738,050

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Series Investment Grade Securitized Fund	$317

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through December 31, 2023. The expense limitation prior to August 1, 2020 was .014%. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $972.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,401.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Series Investment Grade Securitized Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Series Investment Grade Securitized Fund (the "Fund"), a fund of Fidelity Advisor Series II, including the schedule of investments, as of August 31, 2020, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from August 17, 2018 (commencement of operations) through August 31, 2018, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from August 17, 2018 (commencement of operations) through August 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

October 14, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 278 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2016

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2016

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Fidelity Series Investment Grade Securitized Fund	.01%
Actual		$1,000.00	$1,027.60	$.05
Hypothetical-C		$1,000.00	$1,025.09	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Series Investment Grade Securitized Fund voted to pay on October 12, 2020, to shareholders of record at the opening of business on October 09, 2020, a distribution of $0.206 per share derived from capital gains realized from sales of portfolio securities.

A total of 1.06% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

IGS-ANN-1020
1.9891237.102

Item 2.

Code of Ethics

As of the end of the period, August 31, 2020, Fidelity Advisor Series II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Advisor Limited Term Bond Fund and Fidelity Advisor Mortgage Securities Fund (the “Funds”):

Services Billed by PwC

August 31, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Limited Term Bond Fund	$86,700	$7,500	$10,600	$4,100
Fidelity Advisor Mortgage Securities Fund	$91,300	$7,800	$13,100	$4,300

August 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Limited Term Bond Fund	$105,000	$7,800	$4,600	$4,500
Fidelity Advisor Mortgage Securities Fund	$111,000	$8,100	$4,600	$4,600

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Series Investment Grade Securitized Fund (the “Fund”):

Services Billed by Deloitte Entities

August 31, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Investment Grade Securitized Fund	$79,700	$-	$10,500	$1,700

August 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Investment Grade Securitized Fund	$84,000	$100	$6,500	$2,200

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2020A	August 31, 2019A
Audit-Related Fees	$9,030,200	$7,890,000
Tax Fees	$20,800	$10,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

Services Billed by Deloitte Entities

	August 31, 2020A	August 31, 2019A
Audit-Related Fees	$-	$290,000
Tax Fees	$3,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2020A	August 31, 2019A
PwC	$14,146,000	$12,605,000
Deloitte Entities	$516,800	$710,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 20, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 20, 2020